As filed with the SEC on April 15, 1999

Registration No. 33-54926

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
Pre-Effective Amendment No.                               [ ]
Post-Effective Amendment No.                              [7]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                       [X]
Amendment No.                                             [9]

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)

82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)

Depositor's telephone number:  (800) 544-8888

_________________________________________________
RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street, R25C
Boston, Massachusetts  02109
(Name and address of agent for service)
___________________________________________________________

Copy to:
MICHAEL BERENSON
JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
1025 Thomas Jefferson Street, Suite 400 East
Washington, D.C. 20007
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1998 was filed March 30, 1999.

It is proposed that this filing will become effective (check appropriate space):

      immediately upon filing pursuant to paragraph (b) of rule 485

  x   on April 30, 1999, pursuant to paragraph (b) (1) (iii) of rule
      485

      60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485

      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485

Page  of
Exhibit Index Appears on Page __


CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

Part A
Item N-4 Item                             Heading in Prospectus

Item 1. Cover Page                        Cover Page
Item 2. Definitions                       Glossary
Item 3. Synopsis or Highlights            Summary of the Contract
Item 4. Condensed Financial Information   Not Applicable
Item 5. General Description of            Facts About FILI
        Registrant, Depositor, and        The Variable Account, and
        Portfolio Companies               the Funds
     a) Depositor                         FILI
     b) Registrant                        The Variable Account
     c) Portfolio Company                 The Funds
     d) Prospectus                        The Funds
     e) Voting                            Voting Rights
     f) Administrator                     Charges
Item 6. Deductions and Expenses           Charges
     a) Deductions                        Charges
     b) Sales load                        Not applicable
     c) Special purchase plans            Not applicable
     d) Commissions                       Selling the Contracts
     e) Registrant's expenses             Charges
     f) Portfolio company deductions      The Funds
        and expenses
     g) Organizational expenses           Not applicable

Item 7. General Description of Variable
        Annuity Contracts
     a) Rights                            Summary of the Contract;
                                          Investment Allocation of
                                          Your Purchase Payment;
                                          Death Benefit; Facts About
                                          the Contract; Types of
                                          Annuity Income Options;
                                          Voting Rights; Other
                                          Contract Provisions
     b) Provisions and limitations        Investment Allocation of
                                          Your Purchase Payment; Free
                                          Look Privilege
     c) Changes in contracts or           Changes in Investment
        operations                        Options
     d) Contract owner inquiries          Cover Page
Item 8. Annuity Period
     a) Level of benefits                 Fixed, Variable or
                                          Combination Annuity
                                          Income; Types of
                                          Annuity Income Options
     b) Annuity commencement date         Annuity Income Dates
     c) Annuity payments                  Types of Annuity Income
                                          Options
     d) Assumed investment return         Fixed, Variable or
                                          Combination Annuity
                                          Income
     e) Minimums                          Cover Page, Summary of the
                                          Contract
     f) Rights to change options or       Investment Allocation of
        transfer contract value           Your Purchase Payment
Item 9. Death Benefit
     a) Death benefit calculation         Death Benefit
     b) Forms of benefits                 Death Benefit; Types of
                                          Annuity Income Options;
                                          Fixed, Variable or
                                          Combination Annuity Income

Item 10. Purchases and Contract Values
     a) Procedures for purchases          Purchase of a Contract
     b) Accumulation unit value           Not Applicable
     c) Calculation of accumulation       Not Applicable
        unit value
     d) Principal underwriter             Selling the Contracts
Item 11. Redemptions
     a) Redemption procedures             Not Applicable
     b) Texas Optional Retirement         Not Applicable
        Program
     c) Delay                             Postponement of
                                          Benefits
     d) Lapse                             Not Applicable
     e) Revocation rights                 Free Look Privilege
Item 12.  Taxes
     a) Tax Consequences                  Tax Considerations
     b) Qualified plans                   Tax Considerations
     c) Impact of taxes                   Tax Considerations
Item 13. Legal Proceedings                Litigation
Item 14. Table of Contents for            Table of Contents for
         Statement of Additional          Statement of Additional
         Information                      Information

Part B                                    Heading in Statement of
Form N-4 Item                             Additional Information

Item 15. Cover Page                       Cover Page
Item 16. Table of Contents                Table of Contents
Item 17. General Information and
         History
      a) Name change                      FILI
                                          (prospectus)
      b) Attribution of Assets            Not Applicable
      c) Control of Depositor             FILI (prospectus)
Item 18. Services
      a) Fees, expenses and costs         Fee Table, (prospectus),
                                          Charges, (prospectus); The
                                          Funds (prospectus)
      b) Management - related             Not applicable
         services
      c) Custodian and independent        Independent Accountants
         public accountant
      d) Other custodianship              Safekeeping of Variable
                                          Account Assets
      e) Administrative servicing         Not applicable
         agent
      f) Depositor as principal           Not Applicable
         underwriter
Item 19. Purchase of Securities Being
         Offered
      a) Manner of Offering               Distribution of the
                                          Contracts; Selling the
                                          Contracts (prospectus)
      b) Sales load                       Not Applicable

Item 20. Underwriters
      a) Depositor or affiliate as        Selling the Contracts
         principal underwriter            (prospectus)
      b) Continuous offering              Distribution of Contracts
      c) Underwriting commissions         Not Applicable
      d) Payments to underwriter          Not Applicable
Item 21. Calculation of Performance Data  Performance
Item 22. Annuity Payments                 Fixed, Variable or
                                          Combination Annuity Income
Item 23. Financial Statements
      a) Registrant                       Financial Statements
      b) Depositor                        Financial Statements

PROSPECTUS

FIDELITY INCOME ADVANTAGE

INTRODUCTION

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly,
semi-annual   ,     or annual. Annuity income can be for your
lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.

There are three types of Contracts. You may purchase:

(1) a "NON-QUALIFIED CONTRACT" with money from any source;

(2) a "QUALIFIED CONTRACT" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b)
plans, 401(k) plans, or IRAs;    and

(3) a "TAX-SHELTERED ANNUITY CONTRACT" arranged with your employer using money from a 403(b) tax-sheltered annuity plan.

You purchase a Contract with a single payment (the "Purchase
Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a NON-QUALIFIED CONTRACT, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For QUALIFIED CONTRACTS and TAX-SHELTERED ANNUITY CONTRACTS, the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page 130.

INVESTMENT OPTIONS

You allocate your Purchase Payment between FIXED and VARIABLE ANNUITY INCOME. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

If you allocate all or a portion to variable annuity income, you may choose one or more of the twenty-eight Investment Options of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") manages the Fidelity Funds.

The Investment Options also invest in mutual fund portfolios managed by MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT"), PILGRIM BAXTER & ASSOCIATES, LTD. or PILGRIM BAXTER VALUE INVESTORS, INC., ("PBHG"), Strong Capital Management, Inc. ("STRONG") and Warburg Pincus Asset Management, Inc. ("WARBURG PINCUS") ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds." Additional Investment Options may be added in the future.

LEGAL INFORMATION

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 1999. The Statement of Additional Information is incorporated by reference in this prospectus and is available without
charge by calling FILI at    1-    800-544-2442 or by accessing the
SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 143.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY EITHER THE CURRENT PROSPECTUS FOR THE MONEY MARKET INVESTMENT OPTION OR THE PROSPECTUSES FOR ALL THE
INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT   .

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTU   S.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS    LIFE

Nationally                                           1-800-544-2442
Date: April 30, 1999

PROSPECTUS CONTENTS

GLOSSARY                                        9

Summary of the Contract                         11

FACTS ABOUT FILI, THE VARIABLE ACCOUNT AND
THE FUNDS

FILI                                            15

The Variable Account                            15

The Funds                                       16

FACTS ABOUT THE CONTRACT

Purchase of a Contract                          127

Free Look Privilege                             127

Investment Allocation of Your Purchase          127
Payment

Charges                                         128

Annuity Income Dates                            128

Signature Guarantee                             128

Death Benefit                                   128

Fixed, Variable or Combination Annuity Income   128

Benchmark Rate of Return                        129

Types of Annuity Income Options                 130

Guarantee Period                                131

Reports                                         131

MORE ABOUT THE CONTRACT

Tax Considerations                              131

OTHER CONTRACT PROVISIONS

Selling the Contracts                           133

Postponement of Benefits                        134

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

Changes in Investment Options                   134

Total Return for an Investment Option           134

Voting Rights                                   134

Resolving Material Conflicts                    134

Performance                                     134

Litigation                                      135

Appendix - Illustrations of Values              136

Table of Contents of the Statement of           143
Additional Information




GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts and Tax-Sheltered Annuity Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be
monthly, quarterly, semi-annual   ,     or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the performance (after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the performance exceeds the benchmark, annuity income will increase. If performance falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III   ,     and Other Funds
available in the Contract.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual
Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts and Tax-Sheltered Annuity Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered Annuity Contracts the Joint Annuitant may not be an Owner.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract or Tax-Sheltered Annuity Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract or Tax-Sheltered Annuity Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual
Retirement Annuity under Section 408(b) of the Code.
SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

TAX-SHELTERED ANNUITY CONTRACT - A Contract purchased with money in a tax-sheltered annuity under section 403(b) of the Code.

   TOTAL     RETURN - An index used to measure the investment
performance of an Investment Option from one Valuation Period to the next.

VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Fidelity Investments Variable Annuity Account I. YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK


SUMMARY OF THE CONTRACT

PURPOSE

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page 129. You may choose annuity income that is ENTIRELY FIXED, ENTIRELY VARIABLE, or a COMBINATION OF FIXED AND VARIABLE. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page 127.

ANNUITY INCOME

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any. We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to
you   ,     or to you and the Joint Annuitant. The Federal income tax
laws have a special requirement for Qualified and Tax-Sheltered Annuity Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified
Contracts and Tax-Sheltered Annuity Contracts you must be the only
Owner.

PURCHASE OF CONTRACT

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are three types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract using money from a 403(b) tax-sheltered annuity plan.

INVESTMENT OPTIONS

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select.

There are currently twenty-eight variable Subaccounts.

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth
Portfolio   ,     and Overseas Portfolio.

(small solid bullet) Five Investment Options invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500
Portfolio, Asset Manager: Growth Portfolio   ,     and Contrafund
Portfolio.

(small solid bullet) Three Investment Options invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, and Growth
Opportunities Portfolio.

(small solid bullet) The remaining Investment Options invest in shares of one of the mutual fund portfolios of Morgan Stanley Dean Witter,
PBHG, Strong   ,     or Warburg Pincus.

FREE LOOK PERIOD

THE PORTION OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE ANNUITY INCOME WILL BE PLACED IN THE MONEY MARKET INVESTMENT OPTION DURING THE
FREE LOOK PERIOD. SEE FREE LOOK PRIVILEGE ON PAGE    126    . YOU MAY
CURRENTLY REALLOCATE AMONG THE INVESTMENT OPTIONS AT ANY TIME AFTER THE END OF THE FREE LOOK PERIOD.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page 127.

IMPORTANT

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. Please retain the Contract together with its attached application. Together they are the entire agreement between you and FILI.

FEE TABLE

This information may assist you in understanding the various costs and
expenses that a Contract    Owner     will bear directly or
indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page 127 for additional information.

CONTRACT EXPENSES

NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

Mortality and Expense Risk Charge        0.75%

Account Fees and Expenses:

Administrative Charge                    0.25%

Total Separate Account Annual Expenses   1.00%


PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)


FIDELITYA                     Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

Asset Manager                  0.54%            0.09%           0.63%

Money Market                   0.20%            0.10%           0.30%

Investment Grade Bond          0.43%            0.14%           0.57%

High Income                    0.58%            0.12%           0.70%

Equity-Income                  0.49%            0.08%           0.57%

Index 500                      0.24%            0.04%           0.28%B

Growth                         0.59%            0.07%           0.66%

Overseas                       0.74%            0.15%           0.89%

Asset Manager: Growth          0.59%            0.13%           0.72%

Contrafund                     0.59%            0.07%           0.66%

Growth Opportunities           0.59%            0.11%           0.70%

Balanced                       0.44%            0.14%           0.58%

Growth & Income                0.49%            0.11%           0.60%

MSDW INVESTMENT MANAGEMENT

Emerging Markets Debt          0.27%            1.25%           1.52%C

Emerging Markets Equity        0.00%            1.95%           1.95%C

Global Equity                  0.32%            0.83%           1.15%C

International Magnum           0.15%            1.00%           1.15%C

PBHG

Select 20                      0.84%            0.36%           1.20%D

Growth II                      0.51%            0.69%           1.20%D

Large Cap Value                0.18%            0.82%           1.00%D

Small Cap Value                0.74%            0.46%           1.20%D

Technology & Communications    0.49%            0.71%           1.20%D

STRONG

Discovery Fund II              1.00%            0.18%           1.18%

Growth Fund II*                1.00%            0.20%           1.20%E

Opportunity Fund II            1.00%            0.16%           1.16%

WARBURG PINCUS

International Equity           1.00%            0.33%           1.33%F

Post-Venture Capital           1.08%            0.32%           1.40%F

Small Company Growth           0.90%            0.24%           1.14%F



A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF UNINVESTED CASH
BALANCES WERE USED TO REDUCE CUSTODIAN EXPENSES.    WITHOUT     THESE
REDUCTIONS, THE TOTAL OPERATING EXPENSES PRESENTED IN THE TABLE WOULD
HAVE BEEN .58% FOR EQUITY-INCOME PORTFOLIO, .6   8    % FOR GROWTH
PORTFOLIO, .91% FOR OVERSEAS PORTFOLIO, .6   4    % FOR ASSET MANAGER
PORTFOLIO, .70% FOR CONTRAFUND PORTFOLIO, .73% FOR ASSET MANAGER:
GROWTH PORTFOLIO, .71% FOR GROWTH OPPORTUNITIES PORTFOLIO, .   59    %
FOR BALANCED PORTFOLIO, AND .61% FOR GROWTH AND INCOME PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES AND TOTAL EXPENSES WOULD HAVE BEEN .24%, .11% AND
 .3   5    %, RESPECTIVELY.

C MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC., WITH RESPECT TO THE PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS
MANAGEMENT FEES AND AGREED TO REIMBURSE    CERTAIN EXPENSES OF     THE
PORTFOLIO. MSDW INVESTMENT MANAGEMENT MAY TERMINATE THIS VOLUNTARY
WAIVER AND    REIMBURSEMENT     AT ANY TIME AT ITS SOLE DISCRETION.
WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS
FOLLOWS: EMERGING MARKETS DEBT PORTFOLIO (0.80%, 1.2   5    %,
2.0   5    %); EMERGING MARKETS EQUITY PORTFOLIO (1.25%, 2.20%,
   3.45    %); GLOBAL EQUITY PORTFOLIO (0.80%, 0.83%, 1.   6    3%);
INTERNATIONAL MAGNUM PORTFOLIO (0.80%, 1.   00    %,    1.80    %).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET ASSETS OF THE LARGE CAP VALUE PORTFOLIO, THROUGH DECEMBER 31,
199   9    . TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO,
EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME AFTER DECEMBER 31, 1998. ABSENT SUCH FEE WAIVERS/EXPENSE REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE GROWTH II, SMALL CAP VALUE, LARGE CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS WOULD BE
   .85    % AND 1.54%; 1.   00    % AND 1.46%;    0.65    % AND
   1.47    %;    0    .   85    % AND    1.56    %; AND 0.8   5    %
AND 1.   21    %, RESPECTIVELY.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS.
MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL E   X    PENSES FOR
DISCOVERY II, OPPORTUNITY II, AND GROWTH FUND II ARE CALCULATED
   O    N AN ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR
THROUGH THE CURRENT    Q    UARTER END.    THE ADVISOR FOR THE GROWTH
FUND II PORTFOLIO IS ABSORBING EXPENSES OF 0.35%. WITHOUT THESE ABSORPTIONS THE EXPENSE RATIO WOULD HAVE BEEN 1.55%. *GROWTH FUND II IS CURRENTLY CALLED MID CAP GROWTH FUND II.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES FOR THE INTERNATIONAL EQUITY, POST-VENTURE CAPITAL AND SMALL COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL YEAR ENDED
DECEMBER 31,    1998    , NET ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD
HAVE EQUALLED 0.   33    %, 0.45% AND 0.24%; AND TOTAL ANNUAL EXPENSES
WOULD HAVE EQUALLED 1.   33    %, 1.   70    % AND 1.14% FOR THE
INTERNATIONAL EQUITY   , POST-VENTURE CAPITAL,     AND SMALL COMPANY
GROWTH PORTFOLIOS, RESPECTIVELY.    FEE WAIVERS AND EXPENSE
REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY TIME.

FACTS ABOUT FILI, THE VARIABLE ACCOUNT, AND THE FUNDS

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C.
Johnson 3d,    the     Johnson family members, and various    key
employees of FMR Corp. own the voting common stock of     FMR Corp.
FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable
Insurance Products Fund II, and Variable Insurance Products Fund III.
Each is an open-end   ed    , diversified management investment
company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Fidelity Portfolio is a graph showing how your annuity income can fluctuate based on past investment
performance through December 31,    1998    . Each graph shows the
effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations.

Annuity income increases for a given month if the annualized
   Total     Return for that month is higher than the Benchmark Rate
of Return, and decreases for a given month if the annualized
   Total     Return is lower than the Benchmark Rate of Return. The
Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the Purchase Payment needed would be
$   74,279    . If the purchaser were female, the Purchase Payment
necessary would be $   83,175.     This is because females have a
longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.
Graphs for the Other Funds are not available.

ASSET MANAGER PORTFOLIO OF FIDELITY VARIABLE INSURANCE PRODUCTS FUND II seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers. (small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments , and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      ASSET MANAGER

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00                                                            $500

Oct-89             31.00               0.20                                100.11%  $499

Nov-89             30.00               0.40                                100.32%  $498

Dec-89             31.00               0.31                                100.22%  $497

Jan-90             31.00               -2.21                               97.71%   $484

Feb-90             28.00               1.03                                100.95%  $486

Mar-90             31.00               0.81                                100.73%  $488

Apr-90             30.00               -1.31                               98.61%   $479

May-90             31.00               5.10                                105.01%  $501

Jun-90             30.00               0.78                                100.69%  $503

Jul-90             31.00               -0.19                               99.72%   $499

Aug-90             31.00               -3.28                               96.64%   $480

Sep-90             30.00               -2.10                               97.82%   $468

Oct-90             31.00               0.51                                100.42%  $468

Nov-90             30.00               4.87                                104.78%  $489

Dec-90             31.00               2.90                                102.81%  $500

Jan-91             31.00               4.79                                104.70%  $522

Feb-91             28.00               3.91                                103.83%  $540

Mar-91             31.00               1.61                                101.53%  $545

Apr-91             30.00               1.50                                101.42%  $551

May-91             31.00               2.26                                102.17%  $561

Jun-91             30.00               -1.79                               98.13%   $548

Jul-91             31.00               2.51                                102.42%  $559

Aug-91             31.00               2.03                                101.94%  $567

Sep-91             30.00               0.58                                100.50%  $568

Oct-91             31.00               0.66                                100.57%  $569

Nov-91             30.00               -1.64                               98.28%   $557

Dec-91             31.00               4.32                                104.23%  $578

Jan-92             31.00               1.27                                101.19%  $582

Feb-92             29.00               1.94                                101.86%  $591

Mar-92             31.00               -0.24                               99.67%   $587

Apr-92             30.00               1.47                                101.38%  $592

May-92             31.00               1.04                                100.96%  $596

Jun-92             30.00               -0.08                               99.84%   $592

Jul-92             31.00               1.67                                101.58%  $599

Aug-92             31.00               -0.31                               99.60%   $594

Sep-92             30.00               0.63                                100.54%  $595

Oct-92             31.00               0.16                                100.07%  $593

Nov-92             30.00               2.18                                102.10%  $603

Dec-92             31.00               1.60                                101.51%  $610

Jan-93             31.00               1.80                                101.71%  $618

Feb-93             28.00               0.94                                100.86%  $621

Mar-93             31.00               2.83                                102.74%  $635

Apr-93             30.00               0.60                                100.52%  $636

May-93             31.00               1.70                                101.61%  $643

Jun-93             30.00               0.80                                100.72%  $645

Jul-93             31.00               1.23                                101.14%  $650

Aug-93             31.00               2.92                                102.83%  $666

Sep-93             30.00               0.07                                99.99%   $663

Oct-93             31.00               2.70                                102.61%  $677

Nov-93             30.00               -0.13                               99.79%   $673

Dec-93             31.00               4.05                                103.96%  $697

Jan-94             31.00               3.18                                103.09%  $716

Feb-94             28.00               -3.18                               96.75%   $690

Mar-94             31.00               -4.70                               95.22%   $654

Apr-94             30.00               0.07                                99.99%   $651

May-94             31.00               0.86                                100.77%  $654

Jun-94             30.00               -1.91                               98.01%   $638

Jul-94             31.00               1.73                                101.64%  $646

Aug-94             31.00               2.34                                102.25%  $658

Sep-94             30.00               -1.18                               98.74%   $647

Oct-94             31.00               0.49                                100.40%  $647

Nov-94             30.00               -1.47                               98.45%   $634

Dec-94             31.00               -2.20                               97.72%   $617

Jan-95             31.00               -0.65                               99.27%   $610

Feb-95             28.00               1.62                                101.54%  $617

Mar-95             31.00               1.32                                101.23%  $622

Apr-95             30.00               1.59                                101.51%  $629

May-95             31.00               1.28                                101.19%  $634

Jun-95             30.00               0.84                                100.76%  $636

Jul-95             31.00               3.56                                103.47%  $655

Aug-95             31.00               1.21                                101.12%  $660

Sep-95             30.00               1.26                                101.18%  $665

Oct-95             31.00               -1.31                               98.61%   $653

Nov-95             30.00               2.60                                102.52%  $667

Dec-95             31.00               2.53                                102.44%  $680

Jan-96             31.00               2.15                                102.06%  $692

Feb-96             29.00               -0.27                               99.65%   $686

Mar-96             31.00               1.06                                100.97%  $690

Apr-96             30.00               1.05                                100.97%  $694

May-96             31.00               0.78                                100.69%  $696

Jun-96             30.00               0.90                                100.82%  $699

Jul-96             31.00               -1.66                               98.26%   $684

Aug-96             31.00               0.20                                100.11%  $682

Sep-96             30.00               3.64                                103.55%  $703

Oct-96             31.00               2.57                                102.48%  $718

Nov-96             30.00               4.95                                104.86%  $750

Dec-96             31.00               -1.46                               98.46%   $735

Jan-97             31.00               3.01                                102.92%  $753

Feb-97             28.00               0.86                                100.78%  $756

Mar-97             31.00               -3.80                               96.12%   $724

Apr-97             30.00               3.42                                103.33%  $745

May-97             31.00               4.80                                104.71%  $777

Jun-97             30.00               2.66                                102.58%  $794

Jul-97             31.00               5.78                                105.69%  $836

Aug-97             31.00               -2.73                               97.19%   $809

Sep-97             30.00               3.22                                103.13%  $831

Oct-97             31.00      1.00%    -1.64                               98.28%   $813

Nov-97             30.00      0.80%    2.31                                102.24%  $828

Dec-97             31.00      0.80%    1.52                                101.45%  $837

Jan-98             31.00      0.80%    0.33                                100.26%  $835

Feb-98             28.00      0.80%    4.50                                104.44%  $869

Mar-98             31.00      0.80%    2.90                                102.83%  $890

Apr-98             30.00      0.80%    -0.12                               99.81%   $885

May-98             31.00      0.80%    -0.53                               99.40%   $876

Jun-98             30.00      0.80%    1.95                                101.88%  $889

Jul-98             31.00      0.80%    -0.64                               99.29%   $879

Aug-98             31.00      0.80%    -9.10                               90.84%   $795

Sep-98             30.00      0.80%    3.34                                103.27%  $818

Oct-98             31.00      0.80%    4.35                                104.28%  $849

Nov-98             30.00      0.80%    3.81                                103.74%  $877

Dec-98             31.00      0.80%    4.13                                104.06%  $909





Listed in Order                                                            Max      909

to match MFPR                                                              Min      468



MONEY MARKET PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      MONEY MARKET

Apr-82                        0.01                                                  $500

May-82             31.00               1.16                                101.07%  $503

Jun-82             30.00               1.12                                101.04%  $506

Jul-82             31.00               1.18                                101.09%  $510

Aug-82             31.00               1.03                                100.94%  $513

Sep-82             30.00               0.89                                100.81%  $515

Oct-82             31.00               0.86                                100.78%  $516

Nov-82             30.00               0.80                                100.71%  $518

Dec-82             31.00               0.77                                100.68%  $519

Jan-83             31.00               0.72                                100.63%  $521

Feb-83             28.00               0.63                                100.56%  $521

Mar-83             31.00               0.70                                100.61%  $523

Apr-83             30.00               0.68                                100.60%  $524

May-83             31.00               0.69                                100.60%  $525

Jun-83             30.00               0.68                                100.60%  $526

Jul-83             31.00               0.77                                100.69%  $527

Aug-83             31.00               0.80                                100.72%  $529

Sep-83             30.00               0.79                                100.70%  $530

Oct-83             31.00               0.80                                100.71%  $532

Nov-83             30.00               0.76                                100.68%  $533

Dec-83             31.00               0.77                                100.68%  $535

Jan-84             31.00               0.77                                100.69%  $536

Feb-84             29.00               0.73                                100.65%  $537

Mar-84             31.00               0.80                                100.71%  $539

Apr-84             30.00               0.80                                100.72%  $541

May-84             31.00               0.85                                100.76%  $543

Jun-84             30.00               0.85                                100.77%  $545

Jul-84             31.00               0.91                                100.82%  $547

Aug-84             31.00               0.92                                100.83%  $549

Sep-84             30.00               0.90                                100.82%  $551

Oct-84             31.00               0.90                                100.81%  $553

Nov-84             30.00               0.79                                100.71%  $555

Dec-84             31.00               0.75                                100.66%  $557

Jan-85             31.00               0.71                                100.62%  $558

Feb-85             28.00               0.62                                100.54%  $559

Mar-85             31.00               0.70                                100.61%  $560

Apr-85             30.00               0.68                                100.60%  $561

May-85             31.00               0.68                                100.60%  $562

Jun-85             30.00               0.62                                100.54%  $563

Jul-85             31.00               0.63                                100.54%  $563

Aug-85             31.00               0.63                                100.55%  $564

Sep-85             30.00               0.62                                100.53%  $565

Oct-85             31.00               0.65                                100.56%  $566

Nov-85             30.00               0.63                                100.55%  $566

Dec-85             31.00               0.65                                100.57%  $567

Jan-86             31.00               0.65                                100.56%  $568

Feb-86             28.00               0.57                                100.50%  $569

Mar-86             31.00               0.62                                100.54%  $570

Apr-86             30.00               0.57                                100.49%  $570

May-86             31.00               0.56                                100.47%  $570

Jun-86             30.00               0.54                                100.45%  $571

Jul-86             31.00               0.55                                100.46%  $571

Aug-86             31.00               0.52                                100.44%  $571

Sep-86             30.00               0.48                                100.39%  $571

Oct-86             31.00               0.49                                100.40%  $571

Nov-86             30.00               0.47                                100.38%  $571

Dec-86             31.00               0.49                                100.40%  $571

Jan-87             31.00               0.50                                100.41%  $571

Feb-87             28.00               0.43                                100.36%  $571

Mar-87             31.00               0.48                                100.40%  $570

Apr-87             30.00               0.48                                100.40%  $570

May-87             31.00               0.52                                100.43%  $571

Jun-87             30.00               0.52                                100.44%  $571

Jul-87             31.00               0.54                                100.45%  $571

Aug-87             31.00               0.54                                100.45%  $571

Sep-87             30.00               0.53                                100.45%  $572

Oct-87             31.00               0.57                                100.49%  $572

Nov-87             30.00               0.54                                100.46%  $572

Dec-87             31.00               0.59                                100.51%  $573

Jan-88             31.00               0.58                                100.49%  $573

Feb-88             29.00               0.51                                100.43%  $573

Mar-88             31.00               0.54                                100.46%  $574

Apr-88             30.00               0.52                                100.44%  $574

May-88             31.00               0.55                                100.47%  $574

Jun-88             30.00               0.56                                100.48%  $575

Jul-88             31.00               0.60                                100.51%  $575

Aug-88             31.00               0.63                                100.55%  $576

Sep-88             30.00               0.63                                100.55%  $577

Oct-88             31.00               0.66                                100.57%  $578

Nov-88             30.00               0.65                                100.57%  $579

Dec-88             31.00               0.71                                100.63%  $580

Jan-89             31.00               0.74                                100.65%  $581

Feb-89             28.00               0.67                                100.59%  $582

Mar-89             31.00               0.78                                100.69%  $584

Apr-89             30.00               0.77                                100.69%  $586

May-89             31.00               0.79                                100.71%  $587

Jun-89             30.00               0.75                                100.67%  $589

Jul-89             31.00               0.75                                100.67%  $590

Aug-89             31.00               0.73                                100.64%  $592

Sep-89             30.00               0.71                                100.63%  $593

Oct-89             31.00               0.69                                100.60%  $594

Nov-89             30.00               0.68                                100.59%  $595

Dec-89             31.00               0.71                                100.62%  $597

Jan-90             31.00               0.66                                100.57%  $597

Feb-90             28.00               0.60                                100.53%  $598

Mar-90             31.00               0.69                                100.60%  $600

Apr-90             30.00               0.63                                100.55%  $600

May-90             31.00               0.67                                100.58%  $601

Jun-90             30.00               0.64                                100.56%  $602

Jul-90             31.00               0.66                                100.58%  $603

Aug-90             31.00               0.65                                100.56%  $604

Sep-90             30.00               0.63                                100.54%  $605

Oct-90             31.00               0.65                                100.57%  $606

Nov-90             30.00               0.63                                100.55%  $607

Dec-90             31.00               0.65                                100.56%  $608

Jan-91             31.00               0.64                                100.55%  $608

Feb-91             28.00               0.54                                100.46%  $609

Mar-91             31.00               0.50                                100.41%  $609

Apr-91             30.00               0.56                                100.48%  $609

May-91             31.00               0.50                                100.41%  $609

Jun-91             30.00               0.44                                100.36%  $609

Jul-91             31.00               0.52                                100.43%  $609

Aug-91             31.00               0.46                                100.38%  $609

Sep-91             30.00               0.47                                100.39%  $609

Oct-91             31.00               0.45                                100.37%  $609

Nov-91             30.00               0.41                                100.33%  $608

Dec-91             31.00               0.44                                100.35%  $608

Jan-92             31.00               0.41                                100.32%  $607

Feb-92             29.00               0.34                                100.26%  $606

Mar-92             31.00               0.37                                100.28%  $606

Apr-92             30.00               0.33                                100.25%  $605

May-92             31.00               0.30                                100.22%  $604

Jun-92             30.00               0.33                                100.25%  $603

Jul-92             31.00               0.31                                100.22%  $601

Aug-92             31.00               0.30                                100.22%  $600

Sep-92             30.00               0.28                                100.20%  $599

Oct-92             31.00               0.28                                100.19%  $598

Nov-92             30.00               0.29                                100.21%  $597

Dec-92             31.00               0.30                                100.21%  $595

Jan-93             31.00               0.28                                100.19%  $594

Feb-93             28.00               0.26                                100.18%  $593

Mar-93             31.00               0.29                                100.20%  $592

Apr-93             30.00               0.26                                100.18%  $590

May-93             31.00               0.24                                100.15%  $589

Jun-93             30.00               0.29                                100.21%  $588

Jul-93             31.00               0.26                                100.17%  $586

Aug-93             31.00               0.27                                100.18%  $585

Sep-93             30.00               0.25                                100.17%  $584

Oct-93             31.00               0.24                                100.15%  $582

Nov-93             30.00               0.27                                100.19%  $581

Dec-93             31.00               0.27                                100.18%  $580

Jan-94             31.00               0.27                                100.18%  $578

Feb-94             28.00               0.24                                100.16%  $577

Mar-94             31.00               0.29                                100.20%  $576

Apr-94             30.00               0.28                                100.20%  $575

May-94             31.00               0.34                                100.25%  $574

Jun-94             30.00               0.34                                100.26%  $573

Jul-94             31.00               0.34                                100.25%  $572

Aug-94             31.00               0.40                                100.31%  $571

Sep-94             30.00               0.38                                100.30%  $571

Oct-94             31.00               0.41                                100.32%  $570

Nov-94             30.00               0.41                                100.33%  $570

Dec-94             31.00               0.45                                100.36%  $570

Jan-95             31.00               0.50                                100.41%  $570

Feb-95             28.00               0.45                                100.37%  $569

Mar-95             31.00               0.50                                100.41%  $569

Apr-95             30.00               0.45                                100.37%  $569

May-95             31.00               0.53                                100.44%  $569

Jun-95             30.00               0.48                                100.40%  $569

Jul-95             31.00               0.49                                100.40%  $569

Aug-95             31.00               0.48                                100.39%  $569

Sep-95             30.00               0.45                                100.37%  $569

Oct-95             31.00               0.49                                100.40%  $569

Nov-95             30.00               0.46                                100.38%  $569

Dec-95             31.00               0.44                                100.35%  $568

Jan-96             31.00               0.49                                100.40%  $568

Feb-96             29.00               0.42                                100.34%  $568

Mar-96             31.00               0.41                                100.32%  $568

Apr-96             30.00               0.45                                100.37%  $567

May-96             31.00               0.43                                100.34%  $567

Jun-96             30.00               0.39                                100.31%  $567

Jul-96             31.00               0.47                                100.38%  $566

Aug-96             31.00               0.43                                100.34%  $566

Sep-96             30.00               0.45                                100.37%  $566

Oct-96             31.00               0.45                                100.36%  $565

Nov-96             30.00               0.42                                100.34%  $565

Dec-96             31.00               0.46                                100.37%  $565

Jan-97             31.00               0.45                                100.36%  $565

Feb-97             28.00               0.40                                100.32%  $564

Mar-97             31.00               0.44                                100.35%  $564

Apr-97             30.00               0.44                                100.36%  $564

May-97             31.00               0.44                                100.35%  $563

Jun-97             30.00               0.46                                100.38%  $563

Jul-97             31.00               0.46                                100.37%  $563

Aug-97             31.00               0.43                                100.34%  $563

Sep-97             30.00               0.47                                100.39%  $562

Oct-97             31.00      1.00%    0.46                                100.37%  $562

Nov-97             30.00      0.80%    0.41                                100.34%  $562

Dec-97             31.00      0.80%    0.50                                100.43%  $562

Jan-98             31.00      0.80%    0.45                                100.38%  $562

Feb-98             28.00      0.80%    0.42                                100.36%  $562

Mar-98             31.00      0.80%    0.47                                100.40%  $562

Apr-98             30.00      0.80%    0.44                                100.37%  $562

May-98             31.00      0.80%    0.43                                100.36%  $561

Jun-98             30.00      0.80%    0.47                                100.40%  $561

Jul-98             31.00      0.80%    0.46                                100.39%  $561

Aug-98             31.00      0.80%    0.46                                100.39%  $561

Sep-98             30.00      0.80%    0.44                                100.37%  $561

Oct-98             31.00      0.80%    0.43                                100.36%  $561

Nov-98             30.00      0.80%    0.44                                100.37%  $560

Dec-98             31.00      0.80%    0.43                                100.36%  $560





Listed in Order                                                            Max      609

to match MFPR                                                              Min      500



INVESTMENT GRADE BOND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      INVESTMENT GRADE BOND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00                                                            $500

Jan-89             31.00               0.87                                100.78%  $502

Feb-89             28.00               0.22                                100.14%  $501

Mar-89             31.00               0.62                                100.54%  $501

Apr-89             30.00               1.11                                101.03%  $504

May-89             31.00               1.11                                101.03%  $507

Jun-89             30.00               1.92                                101.84%  $515

Jul-89             31.00               1.56                                101.47%  $520

Aug-89             31.00               -0.80                               99.12%   $513

Sep-89             30.00               0.39                                100.31%  $513

Oct-89             31.00               1.55                                101.46%  $518

Nov-89             30.00               0.86                                100.78%  $520

Dec-89             31.00               0.41                                100.32%  $520

Jan-90             31.00               -0.23                               99.69%   $516

Feb-90             28.00               0.57                                100.49%  $517

Mar-90             31.00               0.30                                100.22%  $516

Apr-90             30.00               0.04                                99.96%   $513

May-90             31.00               1.57                                101.48%  $519

Jun-90             30.00               0.78                                100.70%  $520

Jul-90             31.00               0.99                                100.91%  $523

Aug-90             31.00               -0.01                               99.91%   $520

Sep-90             30.00               0.39                                100.31%  $520

Oct-90             31.00               0.01                                99.92%   $517

Nov-90             30.00               0.60                                100.52%  $518

Dec-90             31.00               1.04                                100.95%  $521

Jan-91             31.00               0.20                                100.12%  $519

Feb-91             28.00               1.01                                100.93%  $522

Mar-91             31.00               1.69                                101.61%  $528

Apr-91             30.00               1.47                                101.39%  $533

May-91             31.00               0.77                                100.69%  $535

Jun-91             30.00               0.19                                100.11%  $533

Jul-91             31.00               0.86                                100.77%  $535

Aug-91             31.00               2.09                                102.00%  $543

Sep-91             30.00               1.86                                101.77%  $551

Oct-91             31.00               1.09                                101.01%  $554

Nov-91             30.00               1.08                                101.00%  $557

Dec-91             31.00               2.98                                102.90%  $571

Jan-92             31.00               -0.99                               98.92%   $563

Feb-92             29.00               0.55                                100.47%  $563

Mar-92             31.00               -0.18                               99.73%   $559

Apr-92             30.00               0.73                                100.65%  $561

May-92             31.00               1.54                                101.45%  $566

Jun-92             30.00               1.16                                101.08%  $570

Jul-92             31.00               2.03                                101.94%  $579

Aug-92             31.00               0.60                                100.52%  $580

Sep-92             30.00               1.20                                101.12%  $584

Oct-92             31.00               -1.27                               98.65%   $573

Nov-92             30.00               -0.26                               99.66%   $569

Dec-92             31.00               1.42                                101.33%  $574

Jan-93             31.00               2.10                                102.01%  $583

Feb-93             28.00               1.70                                101.62%  $591

Mar-93             31.00               0.44                                100.35%  $590

Apr-93             30.00               0.61                                100.53%  $591

May-93             31.00               0.17                                100.08%  $589

Jun-93             30.00               1.91                                101.83%  $597

Jul-93             31.00               0.68                                100.59%  $599

Aug-93             31.00               1.78                                101.69%  $606

Sep-93             30.00               0.50                                100.42%  $606

Oct-93             31.00               0.50                                100.41%  $606

Nov-93             30.00               -0.49                               99.43%   $600

Dec-93             31.00               0.59                                100.50%  $601

Jan-94             31.00               1.13                                101.04%  $605

Feb-94             28.00               -1.64                               98.28%   $592

Mar-94             31.00               -2.28                               97.64%   $576

Apr-94             30.00               -0.90                               99.02%   $568

May-94             31.00               -0.27                               99.64%   $563

Jun-94             30.00               -0.27                               99.65%   $559

Jul-94             31.00               1.64                                101.55%  $566

Aug-94             31.00               0.09                                100.00%  $563

Sep-94             30.00               -1.08                               98.84%   $554

Oct-94             31.00               0.09                                100.00%  $552

Nov-94             30.00               0.18                                100.10%  $550

Dec-94             31.00               -0.45                               99.47%   $545

Jan-95             31.00               1.45                                101.36%  $550

Feb-95             28.00               1.93                                101.85%  $559

Mar-95             31.00               0.64                                100.55%  $559

Apr-95             30.00               1.36                                101.28%  $564

May-95             31.00               4.01                                103.92%  $584

Jun-95             30.00               0.77                                100.69%  $586

Jul-95             31.00               -0.34                               99.57%   $581

Aug-95             31.00               1.19                                101.10%  $585

Sep-95             30.00               0.93                                100.85%  $587

Oct-95             31.00               1.34                                101.25%  $592

Nov-95             30.00               1.48                                101.40%  $598

Dec-95             31.00               1.38                                101.29%  $603

Jan-96             31.00               0.64                                100.55%  $604

Feb-96             29.00               -1.83                               98.09%   $590

Mar-96             31.00               -0.77                               99.15%   $583

Apr-96             30.00               -0.60                               99.32%   $576

May-96             31.00               -0.17                               99.74%   $573

Jun-96             30.00               1.21                                101.13%  $577

Jul-96             31.00               0.26                                100.17%  $575

Aug-96             31.00               -0.09                               99.82%   $572

Sep-96             30.00               1.62                                101.54%  $578

Oct-96             31.00               2.19                                102.10%  $588

Nov-96             30.00               1.65                                101.57%  $595

Dec-96             31.00               -0.89                               99.03%   $587

Jan-97             31.00               0.25                                100.16%  $585

Feb-97             28.00               0.13                                100.05%  $583

Mar-97             31.00               -1.04                               98.88%   $574

Apr-97             30.00               1.49                                101.41%  $580

May-97             31.00               0.78                                100.69%  $582

Jun-97             30.00               1.20                                101.12%  $586

Jul-97             31.00               2.70                                102.61%  $599

Aug-97             31.00               -0.90                               99.02%   $590

Sep-97             30.00               1.49                                101.41%  $596

Oct-97             31.00      1.00%    1.31                                101.22%  $601

Nov-97             30.00      0.80%    0.24                                100.17%  $600

Dec-97             31.00      0.80%    1.12                                101.05%  $604

Jan-98             31.00      0.80%    1.27                                101.20%  $608

Feb-98             28.00      0.80%    -0.07                               99.87%   $605

Mar-98             31.00      0.80%    0.41                                100.34%  $605

Apr-98             30.00      0.80%    0.50                                100.43%  $605

May-98             31.00      0.80%    0.90                                100.83%  $607

Jun-98             30.00      0.80%    0.81                                100.74%  $610

Jul-98             31.00      0.80%    0.24                                100.17%  $608

Aug-98             31.00      0.80%    1.21                                101.14%  $612

Sep-98             30.00      0.80%    2.47                                102.40%  $625

Oct-98             31.00      0.80%    -0.54                               99.39%   $618

Nov-98             30.00      0.80%    0.86                                100.79%  $621

Dec-98             31.00      0.80%    0.47                                100.40%  $621





Listed in Order                                                            Max      625

to match MFPR                                                              Min      500



HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks a high level of current income. Growth of capital may also be considered.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      HIGH INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00                                                            $500

Oct-85             31.00               1.25                                101.16%  $504

Nov-85             30.00               1.44                                101.36%  $509

Dec-85             31.00               3.34                                103.25%  $523

Jan-86             31.00               1.24                                101.15%  $527

Feb-86             28.00               3.38                                103.30%  $542

Mar-86             31.00               2.47                                102.38%  $553

Apr-86             30.00               1.70                                101.62%  $559

May-86             31.00               1.53                                101.44%  $565

Jun-86             30.00               1.26                                101.18%  $569

Jul-86             31.00               -0.30                               99.61%   $565

Aug-86             31.00               0.40                                100.31%  $564

Sep-86             30.00               0.85                                100.77%  $566

Oct-86             31.00               2.99                                102.90%  $580

Nov-86             30.00               0.32                                100.24%  $579

Dec-86             31.00               0.63                                100.54%  $580

Jan-87             31.00               3.65                                103.56%  $598

Feb-87             28.00               1.73                                101.65%  $606

Mar-87             31.00               0.91                                100.82%  $608

Apr-87             30.00               -3.13                               96.79%   $587

May-87             31.00               -0.93                               98.99%   $578

Jun-87             30.00               2.16                                102.08%  $588

Jul-87             31.00               0.11                                100.02%  $586

Aug-87             31.00               0.83                                100.74%  $588

Sep-87             30.00               -3.48                               96.44%   $564

Oct-87             31.00               -4.78                               95.14%   $535

Nov-87             30.00               2.95                                102.86%  $548

Dec-87             31.00               1.60                                101.51%  $554

Jan-88             31.00               3.29                                103.20%  $569

Feb-88             29.00               2.99                                102.91%  $583

Mar-88             31.00               -0.72                               99.20%   $576

Apr-88             30.00               0.78                                100.70%  $578

May-88             31.00               -0.15                               99.76%   $574

Jun-88             30.00               2.10                                102.02%  $584

Jul-88             31.00               1.04                                100.95%  $587

Aug-88             31.00               -0.48                               99.44%   $581

Sep-88             30.00               0.80                                100.72%  $583

Oct-88             31.00               1.09                                101.00%  $586

Nov-88             30.00               -0.38                               99.54%   $581

Dec-88             31.00               0.79                                100.70%  $583

Jan-89             31.00               2.40                                102.31%  $594

Feb-89             28.00               0.49                                100.41%  $594

Mar-89             31.00               -1.28                               98.64%   $584

Apr-89             30.00               -1.11                               98.81%   $574

May-89             31.00               1.85                                101.76%  $582

Jun-89             30.00               2.86                                102.78%  $596

Jul-89             31.00               -0.66                               99.26%   $589

Aug-89             31.00               -0.58                               99.34%   $582

Sep-89             30.00               -3.50                               96.42%   $559

Oct-89             31.00               -4.29                               95.63%   $533

Nov-89             30.00               0.08                                100.00%  $531

Dec-89             31.00               -0.27                               99.64%   $527

Jan-90             31.00               -2.21                               97.71%   $512

Feb-90             28.00               -1.54                               98.38%   $502

Mar-90             31.00               -1.06                               98.86%   $494

Apr-90             30.00               0.30                                100.22%  $493

May-90             31.00               2.05                                101.96%  $501

Jun-90             30.00               1.58                                101.50%  $507

Jul-90             31.00               1.54                                101.45%  $512

Aug-90             31.00               -1.67                               98.25%   $501

Sep-90             30.00               -2.37                               97.55%   $486

Oct-90             31.00               -2.43                               97.49%   $472

Nov-90             30.00               2.35                                102.27%  $481

Dec-90             31.00               1.40                                101.31%  $485

Jan-91             31.00               2.12                                102.03%  $493

Feb-91             28.00               5.54                                105.46%  $518

Mar-91             31.00               3.54                                103.45%  $534

Apr-91             30.00               3.55                                103.46%  $550

May-91             31.00               1.47                                101.38%  $555

Jun-91             30.00               2.17                                102.09%  $565

Jul-91             31.00               3.78                                103.69%  $583

Aug-91             31.00               1.37                                101.28%  $588

Sep-91             30.00               2.24                                102.16%  $598

Oct-91             31.00               3.40                                103.31%  $616

Nov-91             30.00               0.85                                100.77%  $618

Dec-91             31.00               0.53                                100.44%  $618

Jan-92             31.00               5.34                                105.25%  $648

Feb-92             29.00               3.63                                103.55%  $668

Mar-92             31.00               3.23                                103.14%  $686

Apr-92             30.00               0.71                                100.63%  $688

May-92             31.00               1.20                                101.11%  $693

Jun-92             30.00               1.09                                101.01%  $697

Jul-92             31.00               1.96                                101.87%  $707

Aug-92             31.00               2.12                                102.03%  $718

Sep-92             30.00               1.04                                100.96%  $722

Oct-92             31.00               -1.49                               98.43%   $708

Nov-92             30.00               1.23                                101.15%  $713

Dec-92             31.00               1.03                                100.94%  $717

Jan-93             31.00               2.68                                102.59%  $733

Feb-93             28.00               1.71                                101.63%  $742

Mar-93             31.00               2.31                                102.22%  $755

Apr-93             30.00               0.66                                100.58%  $756

May-93             31.00               1.49                                101.40%  $764

Jun-93             30.00               2.58                                102.50%  $780

Jul-93             31.00               0.99                                100.90%  $784

Aug-93             31.00               1.07                                100.98%  $788

Sep-93             30.00               0.35                                100.27%  $787

Oct-93             31.00               2.36                                102.27%  $802

Nov-93             30.00               0.94                                100.86%  $805

Dec-93             31.00               1.61                                101.52%  $814

Jan-94             31.00               3.34                                103.25%  $837

Feb-94             28.00               -0.12                               99.80%   $832

Mar-94             31.00               -3.37                               96.55%   $800

Apr-94             30.00               -1.01                               98.91%   $788

May-94             31.00               0.19                                100.10%  $786

Jun-94             30.00               -0.37                               99.55%   $779

Jul-94             31.00               0.37                                100.28%  $778

Aug-94             31.00               0.00                                99.91%   $774

Sep-94             30.00               0.74                                100.66%  $776

Oct-94             31.00               -0.92                               99.00%   $765

Nov-94             30.00               -0.83                               99.09%   $755

Dec-94             31.00               0.56                                100.47%  $756

Jan-95             31.00               1.12                                101.03%  $760

Feb-95             28.00               3.43                                103.35%  $783

Mar-95             31.00               1.25                                101.16%  $789

Apr-95             30.00               2.93                                102.85%  $808

May-95             31.00               2.57                                102.48%  $825

Jun-95             30.00               0.27                                100.19%  $823

Jul-95             31.00               2.41                                102.32%  $838

Aug-95             31.00               0.79                                100.70%  $841

Sep-95             30.00               1.65                                101.57%  $851

Oct-95             31.00               0.94                                100.85%  $854

Nov-95             30.00               0.51                                100.43%  $855

Dec-95             31.00               1.18                                101.09%  $860

Jan-96             31.00               2.32                                102.23%  $876

Feb-96             29.00               1.65                                101.57%  $886

Mar-96             31.00               -0.26                               99.65%   $880

Apr-96             30.00               1.49                                101.41%  $888

May-96             31.00               1.38                                101.29%  $896

Jun-96             30.00               0.51                                100.43%  $896

Jul-96             31.00               -0.34                               99.57%   $889

Aug-96             31.00               1.45                                101.36%  $897

Sep-96             30.00               2.94                                102.86%  $919

Oct-96             31.00               -0.33                               99.58%   $912

Nov-96             30.00               1.06                                100.98%  $917

Dec-96             31.00               1.38                                101.29%  $925

Jan-97             31.00               1.36                                101.27%  $933

Feb-97             28.00               1.81                                101.73%  $945

Mar-97             31.00               -3.11                               96.81%   $911

Apr-97             30.00               1.56                                101.48%  $921

May-97             31.00               4.18                                104.09%  $955

Jun-97             30.00               1.80                                101.72%  $967

Jul-97             31.00               3.62                                103.53%  $997

Aug-97             31.00               0.85                                100.76%  $1,001

Sep-97             30.00               3.54                                103.45%  $1,031

Oct-97             31.00      1.00%    -0.89                               99.03%   $1,017

Nov-97             30.00      0.80%    0.75                                100.68%  $1,020

Dec-97             31.00      0.80%    1.13                                101.06%  $1,026

Jan-98             31.00      0.80%    2.28                                102.21%  $1,045

Feb-98             28.00      0.80%    0.76                                100.70%  $1,048

Mar-98             31.00      0.80%    2.09                                102.02%  $1,065

Apr-98             30.00      0.80%    0.39                                100.32%  $1,064

May-98             31.00      0.80%    -0.71                               99.22%   $1,051

Jun-98             30.00      0.80%    -0.08                               99.85%   $1,046

Jul-98             31.00      0.80%    0.55                                100.48%  $1,046

Aug-98             31.00      0.80%    -12.36                              87.58%   $913

Sep-98             30.00      0.80%    -0.99                               98.94%   $899

Oct-98             31.00      0.80%    -2.72                               97.21%   $871

Nov-98             30.00      0.80%    8.21                                108.14%  $938

Dec-98             31.00      0.80%    -0.60                               99.33%   $928





Listed in Order                                                            Max      1,065

to match MFPR                                                              Min      472



EQUITY-INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      EQUITY INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                            $500

Nov-86             30.00               2.18                                102.09%  $508

Dec-86             31.00               -3.00                               96.92%   $491

Jan-87             31.00               11.48                               111.38%  $544

Feb-87             28.00               2.33                                102.25%  $554

Mar-87             31.00               2.54                                102.45%  $566

Apr-87             30.00               -2.49                               97.43%   $549

May-87             31.00               0.62                                100.53%  $550

Jun-87             30.00               2.08                                102.00%  $558

Jul-87             31.00               3.81                                103.72%  $577

Aug-87             31.00               2.75                                102.66%  $590

Sep-87             30.00               -2.10                               97.82%   $574

Oct-87             31.00               -19.51                              80.42%   $460

Nov-87             30.00               -4.47                               95.45%   $437

Dec-87             31.00               5.11                                105.02%  $457

Jan-88             31.00               7.11                                107.02%  $488

Feb-88             29.00               4.96                                104.87%  $509

Mar-88             31.00               -1.74                               98.18%   $498

Apr-88             30.00               1.66                                101.57%  $504

May-88             31.00               1.34                                101.25%  $508

Jun-88             30.00               5.69                                105.60%  $534

Jul-88             31.00               -0.18                               99.73%   $531

Aug-88             31.00               -1.72                               98.19%   $519

Sep-88             30.00               2.97                                102.89%  $532

Oct-88             31.00               1.73                                101.64%  $538

Nov-88             30.00               -1.61                               98.31%   $527

Dec-88             31.00               0.91                                100.83%  $529

Jan-89             31.00               6.18                                106.09%  $559

Feb-89             28.00               -0.51                               99.41%   $554

Mar-89             31.00               2.17                                102.08%  $563

Apr-89             30.00               3.86                                103.77%  $582

May-89             31.00               2.97                                102.88%  $596

Jun-89             30.00               0.07                                99.99%   $594

Jul-89             31.00               5.83                                105.74%  $625

Aug-89             31.00               1.61                                101.52%  $632

Sep-89             30.00               -1.12                               98.79%   $622

Oct-89             31.00               -5.77                               94.15%   $583

Nov-89             30.00               0.57                                100.49%  $584

Dec-89             31.00               0.83                                100.75%  $585

Jan-90             31.00               -6.75                               93.17%   $543

Feb-90             28.00               0.59                                100.52%  $544

Mar-90             31.00               0.16                                100.08%  $542

Apr-90             30.00               -3.47                               96.45%   $521

May-90             31.00               6.62                                106.53%  $552

Jun-90             30.00               -1.00                               98.92%   $544

Jul-90             31.00               -2.45                               97.47%   $528

Aug-90             31.00               -7.99                               91.94%   $484

Sep-90             30.00               -7.76                               92.17%   $444

Oct-90             31.00               -2.55                               97.37%   $431

Nov-90             30.00               7.17                                107.08%  $459

Dec-90             31.00               2.33                                102.24%  $468

Jan-91             31.00               5.36                                105.27%  $490

Feb-91             28.00               6.89                                106.80%  $522

Mar-91             31.00               2.07                                101.99%  $530

Apr-91             30.00               0.47                                100.38%  $530

May-91             31.00               5.49                                105.40%  $556

Jun-91             30.00               -4.09                               95.83%   $531

Jul-91             31.00               5.67                                105.58%  $558

Aug-91             31.00               2.11                                102.02%  $567

Sep-91             30.00               -0.69                               99.23%   $560

Oct-91             31.00               1.67                                101.58%  $567

Nov-91             30.00               -4.31                               95.61%   $540

Dec-91             31.00               7.90                                107.81%  $579

Jan-92             31.00               1.35                                101.26%  $584

Feb-92             29.00               3.25                                103.16%  $601

Mar-92             31.00               -1.23                               98.69%   $590

Apr-92             30.00               3.13                                103.05%  $606

May-92             31.00               0.80                                100.71%  $608

Jun-92             30.00               -0.88                               99.04%   $599

Jul-92             31.00               3.06                                102.98%  $615

Aug-92             31.00               -2.19                               97.73%   $598

Sep-92             30.00               1.04                                100.95%  $601

Oct-92             31.00               1.20                                101.11%  $606

Nov-92             30.00               3.63                                103.54%  $625

Dec-92             31.00               2.82                                102.73%  $639

Jan-93             31.00               2.99                                102.90%  $655

Feb-93             28.00               2.25                                102.17%  $667

Mar-93             31.00               2.98                                102.89%  $683

Apr-93             30.00               -0.42                               99.50%   $677

May-93             31.00               1.81                                101.72%  $686

Jun-93             30.00               1.18                                101.10%  $690

Jul-93             31.00               1.36                                101.27%  $696

Aug-93             31.00               3.83                                103.74%  $719

Sep-93             30.00               -0.38                               99.54%   $713

Oct-93             31.00               0.91                                100.82%  $716

Nov-93             30.00               -1.75                               98.17%   $700

Dec-93             31.00               2.31                                102.22%  $713

Jan-94             31.00               4.40                                104.31%  $740

Feb-94             28.00               -2.58                               97.34%   $718

Mar-94             31.00               -4.18                               95.74%   $685

Apr-94             30.00               3.45                                103.36%  $705

May-94             31.00               0.95                                100.86%  $708

Jun-94             30.00               -0.62                               99.30%   $700

Jul-94             31.00               3.34                                103.25%  $720

Aug-94             31.00               5.15                                105.06%  $753

Sep-94             30.00               -1.64                               98.28%   $737

Oct-94             31.00               2.05                                101.96%  $749

Nov-94             30.00               -3.27                               96.65%   $721

Dec-94             31.00               0.33                                100.24%  $720

Jan-95             31.00               1.56                                101.47%  $727

Feb-95             28.00               3.81                                103.73%  $751

Mar-95             31.00               3.45                                103.36%  $773

Apr-95             30.00               2.78                                102.70%  $791

May-95             31.00               3.01                                102.92%  $811

Jun-95             30.00               1.44                                101.36%  $819

Jul-95             31.00               3.85                                103.76%  $846

Aug-95             31.00               1.25                                101.16%  $852

Sep-95             30.00               3.32                                103.23%  $876

Oct-95             31.00               -1.15                               98.77%   $862

Nov-95             30.00               4.32                                104.23%  $895

Dec-95             31.00               2.93                                102.84%  $916

Jan-96             31.00               2.91                                102.82%  $938

Feb-96             29.00               0.34                                100.26%  $937

Mar-96             31.00               1.05                                100.96%  $942

Apr-96             30.00               1.30                                101.22%  $950

May-96             31.00               1.08                                100.99%  $955

Jun-96             30.00               -0.92                               99.00%   $942

Jul-96             31.00               -4.88                               95.04%   $892

Aug-96             31.00               2.05                                101.96%  $905

Sep-96             30.00               4.28                                104.19%  $939

Oct-96             31.00               1.62                                101.53%  $950

Nov-96             30.00               6.69                                106.60%  $1,009

Dec-96             31.00               -1.64                               98.28%   $987

Jan-97             31.00               3.90                                103.81%  $1,020

Feb-97             28.00               1.11                                101.03%  $1,027

Mar-97             31.00               -3.72                               96.20%   $984

Apr-97             30.00               3.55                                103.46%  $1,014

May-97             31.00               6.20                                106.11%  $1,072

Jun-97             30.00               4.65                                104.56%  $1,116

Jul-97             31.00               7.30                                107.21%  $1,191

Aug-97             31.00               -4.69                               95.23%   $1,130

Sep-97             30.00               5.50                                105.41%  $1,186

Oct-97             31.00      1.00%    -3.66                               96.26%   $1,137

Nov-97             30.00      0.80%    3.66                                103.59%  $1,173

Dec-97             31.00      0.80%    2.15                                102.08%  $1,193

Jan-98             31.00      0.80%    -0.25                               99.68%   $1,184

Feb-98             28.00      0.80%    6.45                                106.38%  $1,255

Mar-98             31.00      0.80%    4.63                                104.56%  $1,307

Apr-98             30.00      0.80%    0.00                                99.93%   $1,301

May-98             31.00      0.80%    -1.62                               98.31%   $1,273

Jun-98             30.00      0.80%    1.12                                101.05%  $1,282

Jul-98             31.00      0.80%    -2.46                               97.47%   $1,244

Aug-98             31.00      0.80%    -15.27                              84.67%   $1,049

Sep-98             30.00      0.80%    5.87                                105.80%  $1,105

Oct-98             31.00      0.80%    7.40                                107.33%  $1,182

Nov-98             30.00      0.80%    4.23                                104.16%  $1,226

Dec-98             31.00      0.80%    3.12                                103.05%  $1,258





Listed in Order                                                            Max      1,307

to match MFPR                                                              Min      431



INDEX 500 PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

PRINCIPAL INVESTMENT STRATEGIES. Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

(small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P
500. The graph below is based on a 5% benchmark Rate of Return and initial annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      INDEX 500

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00               1.16                                         $500

Oct-92             31.00               0.22                                100.13%  $499

Nov-92             30.00               3.41                                103.32%  $513

Dec-92             31.00               1.26                                101.17%  $517

Jan-93             31.00               0.64                                100.55%  $518

Feb-93             28.00               1.32                                101.24%  $522

Mar-93             31.00               2.20                                102.11%  $531

Apr-93             30.00               -2.55                               97.37%   $515

May-93             31.00               2.60                                102.51%  $526

Jun-93             30.00               0.26                                100.18%  $525

Jul-93             31.00               -0.46                               99.46%   $520

Aug-93             31.00               3.79                                103.70%  $537

Sep-93             30.00               -0.81                               99.11%   $530

Oct-93             31.00               2.04                                101.95%  $538

Nov-93             30.00               -0.97                               98.95%   $530

Dec-93             31.00               1.20                                101.11%  $534

Jan-94             31.00               3.37                                103.28%  $549

Feb-94             28.00               -2.71                               97.22%   $532

Mar-94             31.00               -4.34                               95.58%   $506

Apr-94             30.00               1.20                                101.12%  $510

May-94             31.00               1.55                                101.46%  $515

Jun-94             30.00               -2.44                               97.48%   $500

Jul-94             31.00               3.30                                103.21%  $514

Aug-94             31.00               3.99                                103.90%  $532

Sep-94             30.00               -2.43                               97.49%   $516

Oct-94             31.00               2.22                                102.13%  $525

Nov-94             30.00               -3.63                               96.29%   $504

Dec-94             31.00               1.46                                101.37%  $508

Jan-95             31.00               2.65                                102.56%  $519

Feb-95             28.00               3.83                                103.75%  $537

Mar-95             31.00               2.92                                102.83%  $550

Apr-95             30.00               2.94                                102.86%  $563

May-95             31.00               3.93                                103.84%  $582

Jun-95             30.00               2.27                                102.19%  $593

Jul-95             31.00               3.34                                103.25%  $609

Aug-95             31.00               0.25                                100.16%  $608

Sep-95             30.00               4.18                                104.09%  $630

Oct-95             31.00               -0.34                               99.57%   $625

Nov-95             30.00               4.35                                104.26%  $649

Dec-95             31.00               1.83                                101.74%  $658

Jan-96             31.00               3.42                                103.33%  $677

Feb-96             29.00               0.93                                100.85%  $680

Mar-96             31.00               1.03                                100.94%  $683

Apr-96             30.00               1.40                                101.32%  $690

May-96             31.00               2.55                                102.46%  $704

Jun-96             30.00               0.43                                100.35%  $703

Jul-96             31.00               -4.43                               95.49%   $669

Aug-96             31.00               2.06                                101.97%  $679

Sep-96             30.00               5.59                                105.50%  $714

Oct-96             31.00               2.76                                102.67%  $730

Nov-96             30.00               7.50                                107.41%  $781

Dec-96             31.00               -1.97                               97.95%   $761

Jan-97             31.00               6.20                                106.11%  $805

Feb-97             28.00               0.75                                100.67%  $807

Mar-97             31.00               -4.16                               95.76%   $770

Apr-97             30.00               5.94                                105.85%  $811

May-97             31.00               6.08                                105.99%  $856

Jun-97             30.00               4.39                                104.30%  $890

Jul-97             31.00               7.95                                107.86%  $956

Aug-97             31.00               -5.60                               94.32%   $898

Sep-97             30.00               5.41                                105.32%  $942

Oct-97             31.00      1.00%    -3.31                               96.61%   $906

Nov-97             30.00      0.80%    4.52                                104.45%  $942

Dec-97             31.00      0.80%    1.68                                101.61%  $954

Jan-98             31.00      0.80%    1.08                                101.01%  $959

Feb-98             28.00      0.80%    7.10                                107.03%  $1,023

Mar-98             31.00      0.80%    5.06                                104.99%  $1,069

Apr-98             30.00      0.80%    0.99                                100.92%  $1,075

May-98             31.00      0.80%    -1.79                               98.14%   $1,051

Jun-98             30.00      0.80%    4.07                                104.00%  $1,088

Jul-98             31.00      0.80%    -1.09                               98.84%   $1,071

Aug-98             31.00      0.80%    -14.47                              85.47%   $912

Sep-98             30.00      0.80%    6.43                                106.36%  $966

Oct-98             31.00      0.80%    8.12                                108.05%  $1,039

Nov-98             30.00      0.80%    6.02                                105.95%  $1,097

Dec-98             31.00      0.80%    5.88                                105.81%  $1,156





Listed in Order                                                            Max      1,156

to match MFPR                                                              Min      499



GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to investments in smaller, less well-known companies with higher than average price/earnings ratios. The fund invests for growth and does not pursue an income strategy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                            $500

Nov-86             30.00               2.20                                102.12%  $509

Dec-86             31.00               -1.86                               98.06%   $497

Jan-87             31.00               10.67                               110.58%  $547

Feb-87             28.00               4.95                                104.87%  $571

Mar-87             31.00               1.63                                101.54%  $578

Apr-87             30.00               0.00                                99.92%   $575

May-87             31.00               0.68                                100.59%  $576

Jun-87             30.00               2.94                                102.86%  $590

Jul-87             31.00               4.00                                103.91%  $611

Aug-87             31.00               2.98                                102.89%  $626

Sep-87             30.00               -1.14                               98.78%   $616

Oct-87             31.00               -21.97                              77.96%   $478

Nov-87             30.00               -7.02                               92.90%   $442

Dec-87             31.00               10.31                               110.22%  $485

Jan-88             31.00               2.17                                102.08%  $493

Feb-88             29.00               8.11                                108.02%  $531

Mar-88             31.00               -0.89                               99.03%   $524

Apr-88             30.00               1.26                                101.18%  $528

May-88             31.00               -0.89                               99.03%   $520

Jun-88             30.00               5.03                                104.94%  $544

Jul-88             31.00               -0.51                               99.41%   $538

Aug-88             31.00               -2.41                               97.51%   $523

Sep-88             30.00               2.82                                102.74%  $535

Oct-88             31.00               0.26                                100.17%  $534

Nov-88             30.00               -0.94                               98.98%   $526

Dec-88             31.00               1.03                                100.94%  $529

Jan-89             31.00               7.17                                107.08%  $564

Feb-89             28.00               -2.07                               97.85%   $550

Mar-89             31.00               3.02                                102.93%  $564

Apr-89             30.00               5.29                                105.20%  $591

May-89             31.00               3.58                                103.49%  $609

Jun-89             30.00               -1.32                               98.60%   $598

Jul-89             31.00               8.94                                108.85%  $648

Aug-89             31.00               1.71                                101.62%  $656

Sep-89             30.00               0.87                                100.79%  $658

Oct-89             31.00               -2.80                               97.12%   $637

Nov-89             30.00               1.64                                101.56%  $644

Dec-89             31.00               2.36                                102.27%  $656

Jan-90             31.00               -5.80                               94.12%   $615

Feb-90             28.00               0.96                                100.88%  $618

Mar-90             31.00               1.22                                101.13%  $622

Apr-90             30.00               -2.91                               97.01%   $601

May-90             31.00               8.85                                108.76%  $651

Jun-90             30.00               2.08                                102.00%  $661

Jul-90             31.00               -1.58                               98.34%   $648

Aug-90             31.00               -10.30                              89.62%   $578

Sep-90             30.00               -10.29                              89.64%   $516

Oct-90             31.00               -3.57                               96.35%   $495

Nov-90             30.00               8.10                                108.01%  $533

Dec-90             31.00               2.95                                102.86%  $546

Jan-91             31.00               6.66                                106.57%  $579

Feb-91             28.00               7.46                                107.38%  $620

Mar-91             31.00               3.02                                102.93%  $635

Apr-91             30.00               -0.93                               98.99%   $626

May-91             31.00               5.91                                105.82%  $660

Jun-91             30.00               -7.42                               92.50%   $608

Jul-91             31.00               9.53                                109.44%  $663

Aug-91             31.00               4.44                                104.35%  $689

Sep-91             30.00               0.78                                100.70%  $691

Oct-91             31.00               3.09                                103.00%  $708

Nov-91             30.00               -5.71                               94.21%   $665

Dec-91             31.00               13.21                               113.11%  $749

Jan-92             31.00               6.10                                106.01%  $791

Feb-92             29.00               2.09                                102.01%  $803

Mar-92             31.00               -6.13                               93.79%   $750

Apr-92             30.00               -3.92                               96.00%   $717

May-92             31.00               -0.85                               99.07%   $708

Jun-92             30.00               -3.88                               96.04%   $677

Jul-92             31.00               3.86                                103.77%  $700

Aug-92             31.00               -2.75                               97.17%   $677

Sep-92             30.00               1.76                                101.68%  $686

Oct-92             31.00               3.87                                103.78%  $709

Nov-92             30.00               6.68                                106.59%  $752

Dec-92             31.00               3.08                                102.99%  $772

Jan-93             31.00               1.97                                101.88%  $783

Feb-93             28.00               -2.06                               97.86%   $763

Mar-93             31.00               3.99                                103.90%  $790

Apr-93             30.00               -1.05                               98.87%   $778

May-93             31.00               7.45                                107.36%  $831

Jun-93             30.00               1.03                                100.95%  $836

Jul-93             31.00               -0.28                               99.63%   $830

Aug-93             31.00               5.02                                104.93%  $867

Sep-93             30.00               1.86                                101.78%  $879

Oct-93             31.00               0.96                                100.87%  $883

Nov-93             30.00               -4.05                               95.87%   $843

Dec-93             31.00               3.54                                103.45%  $868

Jan-94             31.00               2.51                                102.42%  $886

Feb-94             28.00               -1.03                               98.89%   $873

Mar-94             31.00               -4.54                               95.38%   $829

Apr-94             30.00               0.62                                100.54%  $830

May-94             31.00               -2.32                               97.60%   $807

Jun-94             30.00               -5.08                               94.84%   $762

Jul-94             31.00               3.47                                103.38%  $785

Aug-94             31.00               5.67                                105.58%  $825

Sep-94             30.00               -1.21                               98.71%   $811

Oct-94             31.00               4.06                                103.97%  $840

Nov-94             30.00               -3.99                               95.93%   $802

Dec-94             31.00               2.55                                102.46%  $819

Jan-95             31.00               -1.89                               98.03%   $799

Feb-95             28.00               4.14                                104.06%  $828

Mar-95             31.00               3.63                                103.54%  $854

Apr-95             30.00               3.37                                103.28%  $879

May-95             31.00               3.90                                103.81%  $909

Jun-95             30.00               8.85                                108.76%  $984

Jul-95             31.00               9.89                                109.80%  $1,076

Aug-95             31.00               1.23                                101.14%  $1,084

Sep-95             30.00               2.59                                102.51%  $1,107

Oct-95             31.00               -1.02                               98.90%   $1,090

Nov-95             30.00               -0.07                               99.85%   $1,084

Dec-95             31.00               -3.12                               96.80%   $1,045

Jan-96             31.00               1.58                                101.49%  $1,056

Feb-96             29.00               3.35                                103.27%  $1,086

Mar-96             31.00               0.39                                100.30%  $1,085

Apr-96             30.00               3.91                                103.82%  $1,122

May-96             31.00               3.13                                103.04%  $1,151

Jun-96             30.00               -1.96                               97.96%   $1,123

Jul-96             31.00               -7.65                               92.27%   $1,032

Aug-96             31.00               2.99                                102.90%  $1,058

Sep-96             30.00               6.72                                106.63%  $1,124

Oct-96             31.00               -0.23                               99.68%   $1,115

Nov-96             30.00               5.55                                105.46%  $1,172

Dec-96             31.00               -3.08                               96.84%   $1,130

Jan-97             31.00               5.75                                105.66%  $1,189

Feb-97             28.00               -2.27                               97.65%   $1,157

Mar-97             31.00               -5.60                               94.32%   $1,086

Apr-97             30.00               4.81                                104.72%  $1,133

May-97             31.00               6.93                                106.84%  $1,206

Jun-97             30.00               4.11                                104.02%  $1,249

Jul-97             31.00               7.51                                107.42%  $1,336

Aug-97             31.00               -3.86                               96.06%   $1,278

Sep-97             30.00               5.80                                105.71%  $1,346

Oct-97             31.00      1.00%    -3.77                               96.15%   $1,289

Nov-97             30.00      0.80%    2.86                                102.79%  $1,319

Dec-97             31.00      0.80%    0.22                                100.15%  $1,316

Jan-98             31.00      0.80%    1.35                                101.28%  $1,327

Feb-98             28.00      0.80%    7.51                                107.44%  $1,421

Mar-98             31.00      0.80%    3.51                                103.44%  $1,464

Apr-98             30.00      0.80%    1.96                                101.89%  $1,485

May-98             31.00      0.80%    -2.57                               97.36%   $1,440

Jun-98             30.00      0.80%    6.33                                106.26%  $1,524

Jul-98             31.00      0.80%    2.04                                101.97%  $1,548

Aug-98             31.00      0.80%    -16.32                              83.62%   $1,289

Sep-98             30.00      0.80%    10.33                               110.26%  $1,415

Oct-98             31.00      0.80%    7.06                                106.99%  $1,508

Nov-98             30.00      0.80%    6.96                                106.89%  $1,606

Dec-98             31.00      0.80%    8.54                                108.47%  $1,734





Listed in Order                                                            Max      1,734

to match MFPR                                                              Min      442



OVERSEAS PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

INVESTOR PROFILE AND RISK:

(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      OVERSEAS

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00                                                            $500

Feb-87             28.00               0.10                                100.02%  $498

Mar-87             31.00               4.50                                104.41%  $518

Apr-87             30.00               7.27                                107.18%  $553

May-87             31.00               -1.43                               98.49%   $542

Jun-87             30.00               -4.88                               95.04%   $513

Jul-87             31.00               -1.14                               98.77%   $505

Aug-87             31.00               8.85                                108.75%  $547

Sep-87             30.00               -2.21                               97.71%   $532

Oct-87             31.00               -20.87                              79.07%   $419

Nov-87             30.00               0.91                                100.83%  $421

Dec-87             31.00               7.04                                106.95%  $448

Jan-88             31.00               -3.42                               96.50%   $431

Feb-88             29.00               2.66                                102.58%  $440

Mar-88             31.00               4.53                                104.44%  $458

Apr-88             30.00               1.65                                101.57%  $463

May-88             31.00               -1.83                               98.09%   $452

Jun-88             30.00               -1.76                               98.16%   $442

Jul-88             31.00               -0.74                               99.18%   $437

Aug-88             31.00               -3.50                               96.42%   $419

Sep-88             30.00               4.29                                104.20%  $435

Oct-88             31.00               4.43                                104.34%  $452

Nov-88             30.00               1.82                                101.73%  $458

Dec-88             31.00               0.20                                100.11%  $457

Jan-89             31.00               2.97                                102.88%  $468

Feb-89             28.00               1.73                                101.65%  $474

Mar-89             31.00               -0.09                               99.82%   $471

Apr-89             30.00               2.95                                102.87%  $483

May-89             31.00               -3.70                               96.22%   $463

Jun-89             30.00               -0.38                               99.53%   $459

Jul-89             31.00               9.35                                109.26%  $499

Aug-89             31.00               -0.71                               99.21%   $493

Sep-89             30.00               6.22                                106.13%  $521

Oct-89             31.00               -5.43                               94.48%   $490

Nov-89             30.00               5.39                                105.31%  $514

Dec-89             31.00               6.29                                106.20%  $544

Jan-90             31.00               -1.34                               98.57%   $534

Feb-90             28.00               -2.33                               97.59%   $519

Mar-90             31.00               3.78                                103.69%  $536

Apr-90             30.00               0.55                                100.47%  $537

May-90             31.00               6.54                                106.44%  $569

Jun-90             30.00               2.22                                102.13%  $579

Jul-90             31.00               5.06                                104.97%  $605

Aug-90             31.00               -10.19                              89.74%   $541

Sep-90             30.00               -9.50                               90.42%   $487

Oct-90             31.00               9.31                                109.22%  $530

Nov-90             30.00               -3.10                               96.82%   $511

Dec-90             31.00               -0.72                               99.20%   $504

Jan-91             31.00               0.97                                100.88%  $507

Feb-91             28.00               3.37                                103.29%  $522

Mar-91             31.00               -2.92                               96.99%   $504

Apr-91             30.00               2.20                                102.11%  $512

May-91             31.00               0.24                                100.15%  $511

Jun-91             30.00               -5.48                               94.44%   $481

Jul-91             31.00               4.96                                104.87%  $502

Aug-91             31.00               0.32                                100.23%  $501

Sep-91             30.00               4.07                                103.99%  $519

Oct-91             31.00               0.69                                100.60%  $520

Nov-91             30.00               -3.58                               96.34%   $499

Dec-91             31.00               3.48                                103.39%  $514

Jan-92             31.00               1.22                                101.14%  $517

Feb-92             29.00               -2.08                               97.84%   $504

Mar-92             31.00               -2.03                               97.89%   $492

Apr-92             30.00               6.22                                106.13%  $520

May-92             31.00               4.35                                104.27%  $539

Jun-92             30.00               -1.87                               98.05%   $527

Jul-92             31.00               -6.38                               93.54%   $491

Aug-92             31.00               -0.86                               99.05%   $484

Sep-92             30.00               -4.03                               95.89%   $462

Oct-92             31.00               -6.83                               93.09%   $429

Nov-92             30.00               -0.53                               99.39%   $424

Dec-92             31.00               2.49                                102.40%  $433

Jan-93             31.00               2.86                                102.77%  $443

Feb-93             28.00               1.96                                101.88%  $450

Mar-93             31.00               6.94                                106.85%  $478

Apr-93             30.00               6.65                                106.56%  $508

May-93             31.00               2.15                                102.06%  $516

Jun-93             30.00               -2.47                               97.45%   $501

Jul-93             31.00               3.95                                103.86%  $518

Aug-93             31.00               5.44                                105.35%  $543

Sep-93             30.00               -0.48                               99.44%   $538

Oct-93             31.00               3.62                                103.53%  $555

Nov-93             30.00               -4.22                               95.70%   $529

Dec-93             31.00               6.61                                106.52%  $561

Jan-94             31.00               6.52                                106.43%  $595

Feb-94             28.00               -1.76                               98.16%   $582

Mar-94             31.00               -2.48                               97.44%   $564

Apr-94             30.00               3.31                                103.22%  $580

May-94             31.00               -1.23                               98.69%   $570

Jun-94             30.00               -1.06                               98.86%   $562

Jul-94             31.00               2.65                                102.56%  $574

Aug-94             31.00               1.17                                101.08%  $577

Sep-94             30.00               -2.61                               97.31%   $560

Oct-94             31.00               2.06                                101.97%  $568

Nov-94             30.00               -3.79                               96.13%   $544

Dec-94             31.00               -0.57                               99.35%   $538

Jan-95             31.00               -4.15                               95.77%   $513

Feb-95             28.00               0.26                                100.18%  $512

Mar-95             31.00               3.08                                102.99%  $526

Apr-95             30.00               2.86                                102.78%  $538

May-95             31.00               1.39                                101.30%  $543

Jun-95             30.00               0.81                                100.73%  $544

Jul-95             31.00               4.44                                104.35%  $566

Aug-95             31.00               -2.78                               97.14%   $547

Sep-95             30.00               1.46                                101.38%  $553

Oct-95             31.00               -1.98                               97.94%   $539

Nov-95             30.00               1.16                                101.08%  $543

Dec-95             31.00               2.96                                102.87%  $556

Jan-96             31.00               1.88                                101.79%  $564

Feb-96             29.00               0.22                                100.14%  $562

Mar-96             31.00               1.53                                101.44%  $568

Apr-96             30.00               2.78                                102.70%  $581

May-96             31.00               0.06                                99.97%   $578

Jun-96             30.00               0.73                                100.65%  $580

Jul-96             31.00               -2.96                               96.96%   $560

Aug-96             31.00               0.75                                100.66%  $561

Sep-96             30.00               2.92                                102.84%  $575

Oct-96             31.00               -1.00                               98.92%   $566

Nov-96             30.00               5.22                                105.13%  $593

Dec-96             31.00               0.53                                100.44%  $593

Jan-97             31.00               0.00                                99.91%   $590

Feb-97             28.00               2.32                                102.24%  $601

Mar-97             31.00               0.91                                100.82%  $603

Apr-97             30.00               0.84                                100.76%  $606

May-97             31.00               6.25                                106.16%  $640

Jun-97             30.00               5.25                                105.16%  $671

Jul-97             31.00               3.39                                103.30%  $690

Aug-97             31.00               -7.53                               92.39%   $635

Sep-97             30.00               7.36                                107.27%  $678

Oct-97             31.00      1.00%    -7.00                               92.92%   $628

Nov-97             30.00      0.80%    -0.47                               99.46%   $622

Dec-97             31.00      0.80%    0.84                                100.77%  $624

Jan-98             31.00      0.80%    3.28                                103.21%  $641

Feb-98             28.00      0.80%    5.63                                105.56%  $674

Mar-98             31.00      0.80%    4.54                                104.47%  $702

Apr-98             30.00      0.80%    2.81                                102.74%  $718

May-98             31.00      0.80%    -0.14                               99.79%   $714

Jun-98             30.00      0.80%    -0.96                               98.97%   $703

Jul-98             31.00      0.80%    0.78                                100.71%  $705

Aug-98             31.00      0.80%    -18.19                              81.75%   $574

Sep-98             30.00      0.80%    -0.12                               99.81%   $571

Oct-98             31.00      0.80%    9.13                                109.06%  $620

Nov-98             30.00      0.80%    5.88                                105.81%  $654

Dec-98             31.00      0.80%    2.19                                102.12%  $665





Listed in Order                                                            Max      718

to match MFPR                                                              Min      419



ASSET MANAGER: GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term
instruments   ,     and other types of securities. The fund, while
spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      ASSET MANAGER:GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                            $500

Feb-95             28.00               1.50                                101.42%  $505

Mar-95             31.00               1.38                                101.29%  $510

Apr-95             30.00               2.62                                102.54%  $520

May-95             31.00               1.42                                101.33%  $525

Jun-95             30.00               4.01                                103.92%  $544

Jul-95             31.00               3.67                                103.58%  $561

Aug-95             31.00               4.49                                104.40%  $583

Sep-95             30.00               1.49                                101.41%  $589

Oct-95             31.00               -3.83                               96.09%   $564

Nov-95             30.00               1.78                                101.70%  $571

Dec-95             31.00               2.52                                102.43%  $582

Jan-96             31.00               2.38                                102.29%  $593

Feb-96             29.00               0.35                                100.27%  $592

Mar-96             31.00               1.80                                101.71%  $600

Apr-96             30.00               2.36                                102.28%  $611

May-96             31.00               1.56                                101.47%  $618

Jun-96             30.00               0.40                                100.32%  $617

Jul-96             31.00               -2.50                               97.42%   $599

Aug-96             31.00               0.74                                100.65%  $600

Sep-96             30.00               4.11                                104.02%  $622

Oct-96             31.00               2.92                                102.83%  $637

Nov-96             30.00               6.51                                106.42%  $675

Dec-96             31.00               -1.90                               98.02%   $659

Jan-97             31.00               4.27                                104.18%  $684

Feb-97             28.00               0.95                                100.87%  $687

Mar-97             31.00               -4.72                               95.20%   $651

Apr-97             30.00               4.19                                104.10%  $675

May-97             31.00               6.07                                105.98%  $713

Jun-97             30.00               2.97                                102.88%  $730

Jul-97             31.00               6.76                                106.67%  $776

Aug-97             31.00               -3.14                               96.78%   $748

Sep-97             30.00               3.69                                103.60%  $772

Oct-97             31.00      1.00%    -2.37                               97.55%   $750

Nov-97             30.00      0.80%    2.88                                102.81%  $768

Dec-97             31.00      0.80%    1.74                                101.67%  $777

Jan-98             31.00      0.80%    0.00                                99.93%   $773

Feb-98             28.00      0.80%    6.11                                106.04%  $817

Mar-98             31.00      0.80%    3.71                                103.64%  $843

Apr-98             30.00      0.80%    -0.31                               99.62%   $837

May-98             31.00      0.80%    -1.01                               98.92%   $824

Jun-98             30.00      0.80%    2.35                                102.28%  $840

Jul-98             31.00      0.80%    -0.87                               99.06%   $828

Aug-98             31.00      0.80%    -12.59                              87.35%   $721

Sep-98             30.00      0.80%    3.73                                103.66%  $744

Oct-98             31.00      0.80%    6.36                                106.29%  $788

Nov-98             30.00      0.80%    5.00                                104.93%  $823

Dec-98             31.00      0.80%    5.38                                105.31%  $863





Listed in Order                                                            Max      863

to match MFPR                                                              Min      500



CONTRAFUND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      CONTRAFUND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                            $500

Feb-95             28.00               5.07                                104.99%  $523

Mar-95             31.00               5.01                                104.92%  $546

Apr-95             30.00               5.42                                105.33%  $573

May-95             31.00               2.18                                102.09%  $583

Jun-95             30.00               6.56                                106.47%  $618

Jul-95             31.00               7.85                                107.76%  $663

Aug-95             31.00               1.26                                101.17%  $668

Sep-95             30.00               2.20                                102.12%  $680

Oct-95             31.00               -2.08                               97.84%   $662

Nov-95             30.00               1.83                                101.75%  $671

Dec-95             31.00               0.44                                100.35%  $671

Jan-96             31.00               0.73                                100.64%  $672

Feb-96             29.00               0.36                                100.28%  $672

Mar-96             31.00               3.26                                103.17%  $690

Apr-96             30.00               3.30                                103.21%  $709

May-96             31.00               1.15                                101.06%  $714

Jun-96             30.00               -0.81                               99.11%   $705

Jul-96             31.00               -4.67                               95.25%   $668

Aug-96             31.00               3.83                                103.74%  $691

Sep-96             30.00               4.24                                104.15%  $716

Oct-96             31.00               3.08                                102.99%  $735

Nov-96             30.00               5.98                                105.89%  $775

Dec-96             31.00               -0.60                               99.32%   $766

Jan-97             31.00               3.86                                103.77%  $792

Feb-97             28.00               -2.78                               97.15%   $767

Mar-97             31.00               -2.59                               97.33%   $743

Apr-97             30.00               2.41                                102.33%  $757

May-97             31.00               6.18                                106.09%  $800

Jun-97             30.00               4.37                                104.28%  $831

Jul-97             31.00               8.59                                108.50%  $898

Aug-97             31.00               -2.82                               97.10%   $868

Sep-97             30.00               6.77                                106.68%  $922

Oct-97             31.00      1.00%    -3.02                               96.90%   $890

Nov-97             30.00      0.80%    -0.05                               99.88%   $886

Dec-97             31.00      0.80%    1.84                                101.77%  $898

Jan-98             31.00      0.80%    -0.10                               99.83%   $892

Feb-98             28.00      0.80%    7.27                                107.20%  $953

Mar-98             31.00      0.80%    4.86                                104.79%  $994

Apr-98             30.00      0.80%    0.95                                100.88%  $999

May-98             31.00      0.80%    -2.34                               97.59%   $971

Jun-98             30.00      0.80%    5.38                                105.31%  $1,019

Jul-98             31.00      0.80%    0.14                                100.07%  $1,015

Aug-98             31.00      0.80%    -14.97                              84.97%   $859

Sep-98             30.00      0.80%    5.83                                105.76%  $905

Oct-98             31.00      0.80%    3.29                                103.22%  $930

Nov-98             30.00      0.80%    6.66                                106.59%  $987

Dec-98             31.00      0.80%    12.16                               112.08%  $1,102





Listed in Order                                                            Max      1,102

to match MFPR                                                              Min      500



GROWTH OPPORTUNITIES PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt
securities. These securities can be more volatile due to increased sensitivity to interest rate increases and adverse issuer, political,
regulatory, market   ,     or economic developments.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory,
market   ,     or economic developments.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





M&E              0.01

BRR              0.05



Month            # of Days  M&E      GROWTH OPPORTUNITIES

Apr-82                      0.01

May-82           31.00

Jun-82           30.00

Jul-82           31.00

Aug-82           31.00

Sep-82           30.00

Oct-82           31.00

Nov-82           30.00

Dec-82           31.00

Jan-83           31.00

Feb-83           28.00

Mar-83           31.00

Apr-83           30.00

May-83           31.00

Jun-83           30.00

Jul-83           31.00

Aug-83           31.00

Sep-83           30.00

Oct-83           31.00

Nov-83           30.00

Dec-83           31.00

Jan-84           31.00

Feb-84           29.00

Mar-84           31.00

Apr-84           30.00

May-84           31.00

Jun-84           30.00

Jul-84           31.00

Aug-84           31.00

Sep-84           30.00

Oct-84           31.00

Nov-84           30.00

Dec-84           31.00

Jan-85           31.00

Feb-85           28.00

Mar-85           31.00

Apr-85           30.00

May-85           31.00

Jun-85           30.00

Jul-85           31.00

Aug-85           31.00

Sep-85           30.00

Oct-85           31.00

Nov-85           30.00

Dec-85           31.00

Jan-86           31.00

Feb-86           28.00

Mar-86           31.00

Apr-86           30.00

May-86           31.00

Jun-86           30.00

Jul-86           31.00

Aug-86           31.00

Sep-86           30.00

Oct-86           31.00

Nov-86           30.00

Dec-86           31.00

Jan-87           31.00

Feb-87           28.00

Mar-87           31.00

Apr-87           30.00

May-87           31.00

Jun-87           30.00

Jul-87           31.00

Aug-87           31.00

Sep-87           30.00

Oct-87           31.00

Nov-87           30.00

Dec-87           31.00

Jan-88           31.00

Feb-88           29.00

Mar-88           31.00

Apr-88           30.00

May-88           31.00

Jun-88           30.00

Jul-88           31.00

Aug-88           31.00

Sep-88           30.00

Oct-88           31.00

Nov-88           30.00

Dec-88           31.00

Jan-89           31.00

Feb-89           28.00

Mar-89           31.00

Apr-89           30.00

May-89           31.00

Jun-89           30.00

Jul-89           31.00

Aug-89           31.00

Sep-89           30.00

Oct-89           31.00

Nov-89           30.00

Dec-89           31.00

Jan-90           31.00

Feb-90           28.00

Mar-90           31.00

Apr-90           30.00

May-90           31.00

Jun-90           30.00

Jul-90           31.00

Aug-90           31.00

Sep-90           30.00

Oct-90           31.00

Nov-90           30.00

Dec-90           31.00

Jan-91           31.00

Feb-91           28.00

Mar-91           31.00

Apr-91           30.00

May-91           31.00

Jun-91           30.00

Jul-91           31.00

Aug-91           31.00

Sep-91           30.00

Oct-91           31.00

Nov-91           30.00

Dec-91           31.00

Jan-92           31.00

Feb-92           29.00

Mar-92           31.00

Apr-92           30.00

May-92           31.00

Jun-92           30.00

Jul-92           31.00

Aug-92           31.00

Sep-92           30.00

Oct-92           31.00

Nov-92           30.00

Dec-92           31.00

Jan-93           31.00

Feb-93           28.00

Mar-93           31.00

Apr-93           30.00

May-93           31.00

Jun-93           30.00

Jul-93           31.00

Aug-93           31.00

Sep-93           30.00

Oct-93           31.00

Nov-93           30.00

Dec-93           31.00

Jan-94           31.00

Feb-94           28.00

Mar-94           31.00

Apr-94           30.00

May-94           31.00

Jun-94           30.00

Jul-94           31.00

Aug-94           31.00

Sep-94           30.00

Oct-94           31.00

Nov-94           30.00

Dec-94           31.00

Jan-95           31.00                                              $500

Feb-95           28.00               3.08                  103.00%  $513

Mar-95           31.00               1.83                  101.74%  $520

Apr-95           30.00               3.50                  103.41%  $535

May-95           31.00               4.67                  104.58%  $558

Jun-95           30.00               3.06                  102.97%  $572

Jul-95           31.00               3.31                  103.22%  $588

Aug-95           31.00               0.66                  100.57%  $589

Sep-95           30.00               1.71                  101.63%  $596

Oct-95           31.00               0.72                  100.63%  $597

Nov-95           30.00               2.87                  102.79%  $612

Dec-95           31.00               2.57                  102.48%  $624

Jan-96           31.00               1.45                  101.36%  $630

Feb-96           29.00               -0.07                 99.85%   $627

Mar-96           31.00               -0.30                 99.61%   $622

Apr-96           30.00               1.60                  101.52%  $629

May-96           31.00               2.24                  102.15%  $639

Jun-96           30.00               0.80                  100.72%  $641

Jul-96           31.00               -2.90                 97.02%   $620

Aug-96           31.00               0.60                  100.51%  $620

Sep-96           30.00               4.83                  104.74%  $647

Oct-96           31.00               4.11                  104.02%  $670

Nov-96           30.00               7.56                  107.47%  $718

Dec-96           31.00               -2.53                 97.39%   $696

Jan-97           31.00               4.74                  104.65%  $725

Feb-97           28.00               0.95                  100.87%  $729

Mar-97           31.00               -5.10                 94.82%   $688

Apr-97           30.00               4.57                  104.48%  $716

May-97           31.00               6.49                  106.40%  $759

Jun-97           30.00               3.32                  103.23%  $780

Jul-97           31.00               7.71                  107.62%  $836

Aug-97           31.00               -3.80                 96.12%   $801

Sep-97           30.00               4.17                  104.08%  $830

Oct-97           31.00      1.00%    -2.00                 97.92%   $809

Nov-97           30.00      0.80%    3.53                  103.46%  $834

Dec-97           31.00      0.80%    2.77                  102.70%  $853

Jan-98           31.00      0.80%    0.42                  100.35%  $852

Feb-98           28.00      0.80%    6.25                  106.18%  $902

Mar-98           31.00      0.80%    3.11                  103.04%  $925

Apr-98           30.00      0.80%    -0.50                 99.43%   $916

May-98           31.00      0.80%    -0.70                 99.23%   $906

Jun-98           30.00      0.80%    2.40                  102.33%  $923

Jul-98           31.00      0.80%    0.34                  100.27%  $922

Aug-98           31.00      0.80%    -12.97                86.97%   $798

Sep-98           30.00      0.80%    6.16                  106.09%  $843

Oct-98           31.00      0.80%    7.65                  107.58%  $904

Nov-98           30.00      0.80%    6.42                  106.35%  $957

Dec-98           31.00      0.80%    5.39                  105.32%  $1,004





Listed in Order                                            Max      1,004

to match MFPR                                              Min      500



BALANCED PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tend to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory or economic developments.

INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      BALANCED

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                            $500

Feb-95             28.00               2.00                                101.92%  $508

Mar-95             31.00               0.69                                100.60%  $509

Apr-95             30.00               1.27                                101.19%  $513

May-95             31.00               2.12                                102.03%  $521

Jun-95             30.00               1.23                                101.15%  $525

Jul-95             31.00               1.30                                101.21%  $529

Aug-95             31.00               0.37                                100.28%  $528

Sep-95             30.00               0.92                                100.84%  $531

Oct-95             31.00               -1.18                               98.74%   $522

Nov-95             30.00               2.94                                102.86%  $534

Dec-95             31.00               1.62                                101.53%  $540

Jan-96             31.00               0.72                                100.63%  $542

Feb-96             29.00               -1.34                               98.58%   $532

Mar-96             31.00               -0.81                               99.11%   $525

Apr-96             30.00               0.27                                100.19%  $524

May-96             31.00               1.09                                101.00%  $527

Jun-96             30.00               0.63                                100.55%  $528

Jul-96             31.00               -1.97                               97.95%   $515

Aug-96             31.00               0.64                                100.55%  $515

Sep-96             30.00               4.26                                104.17%  $535

Oct-96             31.00               2.70                                102.61%  $546

Nov-96             30.00               5.25                                105.16%  $572

Dec-96             31.00               -1.61                               98.31%   $560

Jan-97             31.00               3.19                                103.10%  $575

Feb-97             28.00               1.68                                101.60%  $582

Mar-97             31.00               -2.80                               97.12%   $563

Apr-97             30.00               3.78                                103.69%  $582

May-97             31.00               3.96                                103.87%  $602

Jun-97             30.00               3.66                                103.57%  $621

Jul-97             31.00               5.58                                105.49%  $652

Aug-97             31.00               -4.66                               95.26%   $619

Sep-97             30.00               4.01                                103.92%  $640

Oct-97             31.00      1.00%    -2.11                               97.81%   $624

Nov-97             30.00      0.80%    2.44                                102.37%  $636

Dec-97             31.00      0.80%    2.03                                101.96%  $646

Jan-98             31.00      0.80%    1.10                                101.03%  $650

Feb-98             28.00      0.80%    3.72                                103.66%  $671

Mar-98             31.00      0.80%    3.76                                103.69%  $693

Apr-98             30.00      0.80%    0.81                                100.74%  $695

May-98             31.00      0.80%    0.00                                99.93%   $692

Jun-98             30.00      0.80%    2.26                                102.19%  $704

Jul-98             31.00      0.80%    -0.07                               99.86%   $700

Aug-98             31.00      0.80%    -10.81                              89.13%   $621

Sep-98             30.00      0.80%    5.70                                105.63%  $654

Oct-98             31.00      0.80%    3.66                                103.59%  $674

Nov-98             30.00      0.80%    3.73                                103.66%  $696

Dec-98             31.00      0.80%    3.53                                103.46%  $717





Listed in Order                                                            Max      717

to match MFPR                                                              Min      500



GROWTH & INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's
financial condition and industry position   ,     and market and
economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income rate of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      GROWTH & INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00                                                            $500

Jan-97             31.00               2.50                                102.41%  $510

Feb-97             28.00               0.20                                100.12%  $509

Mar-97             31.00               -4.38                               95.54%   $484

Apr-97             30.00               5.40                                105.31%  $508

May-97             31.00               5.60                                105.51%  $533

Jun-97             30.00               5.12                                105.03%  $558

Jul-97             31.00               8.09                                108.00%  $600

Aug-97             31.00               -5.07                               94.85%   $567

Sep-97             30.00               5.26                                105.17%  $594

Oct-97             31.00      1.00%    -2.82                               97.10%   $574

Nov-97             30.00      0.80%    4.48                                104.41%  $597

Dec-97             31.00      0.80%    2.22                                102.15%  $607

Jan-98             31.00      0.80%    0.56                                100.49%  $608

Feb-98             28.00      0.80%    6.85                                106.78%  $647

Mar-98             31.00      0.80%    5.08                                105.01%  $676

Apr-98             30.00      0.80%    0.00                                99.93%   $673

May-98             31.00      0.80%    -1.49                               98.44%   $660

Jun-98             30.00      0.80%    5.12                                105.05%  $690

Jul-98             31.00      0.80%    -0.69                               99.24%   $682

Aug-98             31.00      0.80%    -14.17                              85.77%   $583

Sep-98             30.00      0.80%    7.49                                107.42%  $624

Oct-98             31.00      0.80%    7.79                                107.72%  $669

Nov-98             30.00      0.80%    6.39                                106.32%  $708

Dec-98             31.00      0.80%    5.49                                105.42%  $744





Listed in Order                                                            Max      744

to match MFPR                                                              Min      484



MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and
government-related issuers    and, to a lesser extent, of corporate
issuers located in emerging market countries.

   (small solid bullet) APPROACH. MSDW Investment Management seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, MSDW Investment Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

   (small solid bullet) PROCESS. MSDW Investment Management's global allocation team analyzes the global economic environment and its impact on emerging markets. MSDW Investment Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting securities, MSDW Investment Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including:
(1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. MSDW Investment Management may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of    issuers
in     emerging market countr   ies.

   (small solid bullet) APPROACH. MSDW Investment Management seeks to maximize returns by investing primarily in growth-oriented equity securities in undervalued emerging markets and, from time to time, in fixed income securities. MSDW Investment Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that focus on shareholder value.

   (small solid bullet) PROCESS. MSDW Investment Management's global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor sentiment. MSDW Investment Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, MSDW Investment Management emphasizes thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers.

   (small solid bullet) APPROACH. MSDW Investment Management seeks to maintain a diversified portfolio of global equity securities based on individual stock selection. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, MSDW Investment Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

   (small solid bullet) PROCESS. MSDW Investment Management selects securities for investment from a universe of eligible issuers consisting of approximately 3,200 companies in the Morgan Stanley Capital International (MSCI) World Index. MSDW Investment Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

   (small solid bullet) APPROACH. MSDW Investment Management seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, MSDW Investment Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

   (small solid bullet) PROCESS. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams from the MSDW Investment Management's Asset Allocation Committee, which is made up of several of the MSDW Investment Management's most senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    growth
securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets    in growth
securities of small and medium sized companies that, in the Adviser's opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalizations
or annual revenues    between $500 million and $10     billion.

   (small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio emphasizes    small and medium
sized     growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

LARGE CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    value
securities of large capitalization companies    that    , in the
opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the
"Sub-Adviser"), are    currently underpriced using certain financial
measurements, such as their price-to-earnings ratios.

(small solid bullet)    The value securities in the Portfolio are
primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    value securities
of     companies whose market capitalizations are within the range of the Russell 2000 index.

(small solid bullet)    The value securities in the Portfolio are
primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

   (small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

   (small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing
exceptional growth in sales and earnings driven by technology   -
    or communication-related products and services.

These companies may be in different industries, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental.

(small solid bullet) The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or are positioned to take advantage of cutting-edge developments.

(small solid bullet) The Portfolio's holdings may range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing scientific advances.

   (small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

STRONG

DISCOVERY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Discovery Fund II seeks capital growth.

(small solid bullet) The Fund invests in securities that the Adviser believes represent attractive growth opportunities.

(small solid bullet) The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation.

(small solid bullet) The Fund may invest up to 100% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.

   MID CAP     GROWTH FUND II    (FORMERLY GROWTH FUND II)

OBJECTIVE AND STRATEGY

(small solid bullet)    Mid Cap     Growth Fund II seeks capital
growth    through investments in mid-sized companies.

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in    mid-sized
c    ompanies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and
services; (e) effective research, product development   ,     and
marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its
net assets in debt obligations, including intermediate-        to
long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting business outside the United States.

(small solid bullet) The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

(small solid bullet) The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability,
political uncertainty   ,     and differences in accounting methods.

POST-VENTURE CAPITAL PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) Post-Venture Capital Portfolio seeks long-term growth of capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. companies considered to be in their post-venture capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet)    A portion     of the Portfolio's assets may be
invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

(small solid bullet) Up to 20% of the Portfolio's assets may be invested in foreign securities.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and special-situation companies. The Portfolio employs aggressive strategies and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or services with a high unit volume growth rate.

(small solid bullet) The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

(small solid bullet) Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

   (small solid bullet) The Portfolio is non-diversified and may invest a greater proportion of its assets in the securities of a smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity
securities, particularly small   ,     start-up   ,     and
special-situation companies.    The Portfolio may be subject to
volatility resulting from its non-diversified status.

FUNDS' AVAILABILITY TO OTHER SEPARATE ACCOUNTS

Other separate accounts of FILI and separate accounts of other insurance companies may also purchase shares of the Funds. For a
discussion of the    possible consequences associated with having the
Funds available to other separate accounts, s    ee RESOLVING MATERIAL
CONFLICTS on page 134.

THE INVESTMENT ADVISERS

FIDELITY

The investment Adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support
facilities. As of December 31, 199   8    , it advised funds having
more than 3   9     million shareholder accounts with a total value of
more than $   694     billion. The portfolios of the Fidelity Funds,
as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds for discussions of the Funds' expenses. Fidelity Investments Money Management, Inc.
(FIMM),    a     subsidiary of FMR, chooses investments for Money
Market Portfolio and Invest   m    ent Grade Bond Portfolio. FIMM will
choose certain types of investments for As   s    et Manager, Asset
Manager: Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation (formerly Bankers
Trust New York Corporation). BT currently serves as sub-adviser    and
custodian for the     Index 500 Portfolio   . BT chooses the Index 500
Portfolio's investments and places orders to buy, sell, and lend the fund's investments.

MORGAN STANLEY DEAN WITTER    INVESTMENT MANAGEMENT INC.

The investment Adviser for the Morgan Stanley    Dean Witter
Universal Funds, Inc. is Morgan Stanley Dean Witter Investment Management Inc., which is a wholly-owned subsidiary of Morgan Stanley Dean Witter, & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. MSDW Investment Management, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies, as well as to employee benefit plans, endowment funds, foundations and other institutional investors. MSDW Investment Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ( " UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Advisers principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Funds is Warburg Pincus Asset Management, Inc. Incorporated in 1970, Warburg Pincus is
indirectly controlled by Warburg, Pincus & Co.("WP&Co."),    with
    which Warburg G.P   .     has no business other than being a
holding company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.

   On February 15, 1999, WP & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse Group to acquire Warburg Pincus. It is expected that Warburg Pincus will be combined with Credit Suisse Asset Management (New York), the institutional asset management and mutual fund arm of Credit Suisse Group. As of December 31, 1998, Credit Suisse Asset Management had global assets under management of $210 billion. Under the terms of the arrangement, no immediate changes are planned to Warburg's investment portfolio managers and investment professionals.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them along with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Three types of Contracts are available. You may purchase:
(1) a NON-QUALIFIED CONTRACT using money from any source; (2) a
QUALIFIED CONTRACT with money rolled over from        a qualified
retirement plan, such as a 401(k) plan, 403(b) plan or IRA;    and
    (3) through an arrangement with your employer, a TAX-SHELTERED ANNUITY CONTRACT with money in a tax-sheltered annuity under section 403(b) of the Code.

(small solid bullet) The minimum Purchase Payment for a Contract is generally $25,000.

(small solid bullet) You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered
annuity   ,     or IRA.

(small solid bullet) You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

(small solid bullet) However, if you purchase the Contract as a Qualified Contract (IRA) or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract.

(small solid bullet) Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old.

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENT
When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two valuation periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.
The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FREE LOOK    PRIVILEGE

You may return a Contract for a refund within 10 days (or longer where required by applicable state insurance law) after you receive it (the "free look period"). When you are replacing an existing annuity or life insurance policy with a Contract, we will extend the free look period to 20 days (or longer where required by applicable state insurance law).

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus the investment performance of the Money Market Investment Option.

We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by
state where required by        applicable state insurance law.    ONCE
THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A
REFUND.

For most Contracts (other than replacements and exchanges), we estimate the free look right to be in existence for 15 days after the Contract is mailed to you. The Contract value in the Money Market Subaccount will then be transferred to the Subaccounts you choose on the application or in any later instructions to us. For Contracts with large Purchase Payments, we may calculate the exact date your free look right expires based on the actual date you receive the Contract.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the period we estimate or calculate your free look privilege to be in existence. At the end of the Valuation Period in which your free look period expires, any amount then in the Money Market Investment Option will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select.

(small solid bullet)    EXCHANGES     AMONG VARIABLE SUBACCOUNTS

You may currently    exchange     amounts among    the     Investment
Options as often as you wish without charge. However, excessive
   exchange     activity can disrupt Portfolio management strategy and
increase Portfolio expenses, which are borne by everyone participating
in the Portfolio regardless of their    exchange     activity.
Therefore, we reserve the right to limit the number of
   exchange    s permitted, but not to fewer than six per calendar
year.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions.

You may change the allocations among the Investment Options by writing
or telephoning the Annuity Service Center    or, when available at a
future date, on our Internet website.

   If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money
Market Portfolio until we receive your complete instructions.

(small solid bullet) TRANSACTIONS BY TELEPHONE    OR INTERNET
(AVAILABLE AT A FUTURE DATE)

FILI reserves the right to change telephone    or Internet
exchange     provisions, or to eliminate them, and to limit or reject
any telephone    or Internet exchange     at any time. You may make up
to    a combined total of     eighteen telephone   /Internet
exchanges     per calendar year.    After this total is reached, you
will only be permitted to complete exchanges in writing.     We will
not accept exchange requests via fax.

We will not be responsible for any losses resulting from unauthorized
telephone    or Internet exchange    s if we follow reasonable
procedures designed to verify the identity of the caller    or
Internet user    . We may record calls. You should verify the accuracy
of your confirmation statements immediately after you receive them.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract
Owner(s) to make exchanges among the    S    ubaccounts on the basis
of perceived market trends. Because the large    exchange     of
assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF    EXCHANGES     AMONG
INVESTMENT OPTIONS

When you    exchange     among Investment Options, we will redeem
shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Investment Option you transfer to at the same time.

However, we may wait to credit the amount to a new Investment Option
until an Investment Option you    exchange     from becomes liquid.
This will happen only if (1) the Investment Option you    exchange
to invests in a Portfolio that accrues dividends on a daily basis and
requires    F    ederal funds before accepting a purchase order, and
(2) the Investment Option you    exchange     from is investing in an
equity Portfolio in an illiquid position due to substantial
redemptions or    exchange    s that require it to sell Portfolio
securities in order to make funds available.

The Investment Option you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit
an Investment Option for this reason, the amount you    exchange
will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

(small solid bullet) IMPORTANT

The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment
Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI'S TAX STATUS on page 136.

ANNUITY INCOME DATES

We provide annuity income for each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Fidelity
Investments Life from fraud. Free look requests must include a
signature guarantee if any of the following situations apply   .

1. The requested amount is more than $25,000.

2. In other circumstances where we deem it necessary for your protection (e.g. the signature does not resemble the signature we have on file).

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity
Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between FIXED and VARIABLE ANNUITY INCOME. You may choose ALL FIXED ANNUITY INCOME, ALL VARIABLE ANNUITY INCOME, or a COMBINATION OF THE TWO.

(small solid bullet) FIXED ANNUITY INCOME. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 134.

(small solid bullet) VARIABLE ANNUITY INCOME. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 134.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

(small solid bullet) COMBINATION OF FIXED AND VARIABLE ANNUITY INCOME. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income
decrease   s     upon the death of the Annuitant or Joint Annuitant as
described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 135.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized investment return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Income will increase from one Annuity Income Date to the next if the
annualized    Total     Return during that time is greater than the
Benchmark Rate of Return you choose, and will decrease if the
annualized    Total     Return is less than the Benchmark Rate of
Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (f) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to a
7.8   5    %    annualized Total     Return after fees and expenses).
Monthly income amounts are shown for two Benchmark Rates of Return:
3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.



FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                                                        Current Expenses:

Male, Age 65, Life w/ 10 years                                                                             Updated 2/23/98



                            5%              Benchmark                           3.5%            Benchmark

                            First Payment:  $654.77                             First Payment:  $568.54





                            Net Returns                                         Net Returns

Year                        -1.95%          5.00%      7.85%              Year  -1.95%          3.50%      7.85%

1                           $652            $656       $658               1     $567            $569       $571

2                           $609            $656       $675               2     $537            $569       $595

3                           $569            $656       $694               3     $509            $569       $620

4                           $531            $656       $713               4     $482            $569       $646

5                           $496            $656       $732               5     $456            $569       $674

6                           $463            $656       $752               6     $432            $569       $702

7                           $432            $656       $772               7     $410            $569       $731

8                           $404            $656       $793               8     $388            $569       $762

9                           $377            $656       $815               9     $368            $569       $794

10                          $352            $656       $837               10    $348            $569       $828

11                          $329            $656       $860               11    $330            $569       $862

12                          $307            $656       $883               12    $313            $569       $899

13                          $287            $656       $907               13    $296            $569       $936

14                          $268            $656       $931               14    $281            $569       $976

15                          $250            $656       $957               15    $266            $569       $1,017

16                          $233            $656       $983               16    $252            $569       $1,059

17                          $218            $656       $1,009             17    $238            $569       $1,104

18                          $204            $656       $1,037             18    $226            $569       $1,150

19                          $190            $656       $1,065             19    $214            $569       $1,199

20                          $178            $656       $1,094             20    $203            $569       $1,249



TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly,
semi-annually   ,     or annually. Once you make these choices, they
cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract or Tax-Sheltered Annuity Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.
4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the Federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

(small solid bullet) ANNUITY INCOME TO BENEFICIARY. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

(small solid bullet) LUMP SUM PAYMENT. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the
Beneficiary is no longer living. For (b)   ,     the lump sum will be
paid to the Beneficiary's estate. For (c)   ,     it will go to the
estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options.

You should verify the accuracy of your transaction confirmations and
monthly sta   t    ements immediately after you receive them.
Information contained on transaction co   n    firmations and account
statements is conclusive    unless you object in writing within five
and ten days, respectively.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS

TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "EXCLUSION
AMOUNT."

In the case of a VARIABLE ANNUITY INCOME distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of FIXED ANNUITY INCOME distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts and Tax-Sheltered Annuity Contracts, the investment in the contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts and Tax-Sheltered Annuity Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax Adviser regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS AND TAX-SHELTERED ANNUITY CONTRACTS

The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code and as a qualified tax-sheltered annuity under Section 403(b) of the Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." Also, Section 403(b) of the Code permits public school employees and employees of certain types of charitable,
educational   ,     and scientific organizations specified in Section
501(c)(3) of the Code to have their employers purchase tax-sheltered annuities for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract or Tax-Sheltered Annuity Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity or a tax-sheltered annuity, a Qualified Contract and a Tax-Sheltered Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA. Also, a Tax-Sheltered Annuity Contract may be purchased only in connection with a rollover of amounts from another tax-sheltered annuity.

If the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In order to satisfy the requirements in the Code, you generally may not purchase a Tax-Sheltered Annuity Contract unless you have reached age 59 1/2, separated from service, or become disabled (within the meaning of the tax law). Certain payments, known as "eligible rollover distributions," from a Tax-Sheltered Annuity Contract will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. Generally, distributions from a Tax-Sheltered Annuity Contract will not constitute eligible rollover distributions. However, if an eligible rollover distribution is made under a Tax-Sheltered Annuity Contract, you will receive prior to the distribution a notice (from the plan administrator or FILI) explaining generally the new direct rollover and mandatory withholding requirements, and how to avoid the mandatory withholding thereunder by electing to have the distribution directly transferred to certain qualified retirement plans.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "ADEQUATELY DIVERSIFIED." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income.

Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

(small solid bullet) IMPORTANT. This discussion of the Tax
Considerations assumes that the Contract will be treated as an annuity contact for Federal income tax purposes and that FILI will be treated as the owner of the Variable Account assets.

FILI'S TAX STATUS

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur Federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for Federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS

The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax Adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax Adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life
Insurance Company makes no guarantee regarding any tax treatment, Federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

YOU SHOULD ALSO BE AWARE OF THE FOLLOWING IMPORTANT PROVISIONS OF YOUR
CONTRACT.

1. OWNER(S). Before a Contract is issued, the Owner(s) have the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts and Tax-Sheltered Annuity Contracts, (a) all annuity income during your lifetime must be received only by you, and
(b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess;
(2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of FILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.

FILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

   TOTAL     RETURN FOR AN INVESTMENT OPTION

The    Total     Return reflects the investment performance of the
Investment Option, less all expenses and charges, for the Valuation
Period. FILI determines the    Total     Return of an Investment
Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment Adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Fidelity Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

PERFORMANCE

Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants, and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Investment Options may also advertise YIELD. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

(small solid bullet) The Money Market Investment Option may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND, HIGH INCOME and EMERGING MARKETS DEBT SUBACCOUNTS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES

We have prepared the following tables to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

The variable annuity income amounts reflect three different assumptions for a constant investment return after all expenses:
-1.95%, the Benchmark Rate of Return, and 9.82%. These are hypothetical rates of return and, of course, FILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return.

Two tables follow. The first is based on a 3.5% Benchmark Rate of Return and the second is based on a 5% Benchmark Rate of Return.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed to be at an annual rate of 0.96% of their average daily net assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

   FIDELITY INCOME ADVANTAGE ILLUSTRATION


ANNUITANT(S):                               JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                                        MALE      CONTRACT DATE:                3/1/99

DATE OF BIRTH:                              1/1/34    FIRST ANNUITY INCOME DATE:    4/1/99

PURCHASE PAYMENT ALLOCATION:                          100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE LIFE ANNUITY            FREQUENCY OF ANNUITY INCOME:  MONTHLY

PREMIUM TAX FOR __________:                           0%



The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.


                                   Annual rate of return  after all expenses: (1)

Annuity Income Date  Age   -1.95%   3.5%                                            9.82%

Apr. 1, 1999         65   $ 587    $ 590                                           $ 593

Apr. 1, 2000         66   $ 556    $ 590                                           $ 629

Apr. 1, 2001         67   $ 527    $ 590                                           $ 668

Apr. 1, 2002         68   $ 499    $ 590                                           $ 708

Apr. 1, 2003         69   $ 473    $ 590                                           $ 752

Apr. 1, 2008         74   $ 361    $ 590                                           $ 1,011

Apr. 1, 2013         79   $ 275    $ 590                                           $ 1,359

Apr. 1, 2018         84   $ 210    $ 590                                           $ 1,828



(1) The corresponding returns before annuity and investment expenses
are: 0%,    5.56    %, and 12.00%

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   650.58.


      Current Expenses:  0.96%

                                    Updated 2/23/98



      3.5%               Benchmark

      First Payment:     $589.11





      Net Returns

Year  -1.95%             3.50%      9.82%

1     $587               $590       $593

2     $556               $590       $629

3     $527               $590       $668

4     $499               $590       $708

5     $473               $590       $752

6     $448               $590       $797

7     $424               $590       $846

8     $402               $590       $898

9     $381               $590       $953

10    $361               $590       $1,011

11    $342               $590       $1,073

12    $324               $590       $1,138

13    $307               $590       $1,208

14    $291               $590       $1,281

15    $275               $590       $1,359

16    $261               $590       $1,442

17    $247               $590       $1,531

18    $234               $590       $1,624

19    $222               $590       $1,723

20    $210               $590       $1,828


   $5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

   FIDELITY INCOME ADVANTAGE ILLUSTRATION


ANNUITANT(S):                               JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                                        MALE      CONTRACT DATE:                3/1/99

DATE OF BIRTH:                              1/1/34    FIRST ANNUITY INCOME DATE:    4/1/99

PURCHASE PAYMENT ALLOCATION:                          100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE LIFE ANNUITY            FREQUENCY OF ANNUITY INCOME:  MONTHLY

PREMIUM TAX FOR __________:                           0%



The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.


                                   Annual rate of return  after all expenses: (1)

Annuity Income Date  Age   -1.95%   5%                                              9.82%

Apr. 1, 1999         65   $ 677    $ 681                                           $ 684

Apr. 1, 2000         66   $ 632    $ 681                                           $ 715

Apr. 1, 2001         67   $ 590    $ 681                                           $ 748

Apr. 1, 2002         68   $ 551    $ 681                                           $ 782

Apr. 1, 2003         69   $ 515    $ 681                                           $ 818

Apr. 1, 2008         74   $ 365    $ 681                                           $ 1,024

Apr. 1, 2013         79   $ 260     681                                            $ 1,281

Apr. 1, 2018         84   $ 184    $ 681                                           $ 1,604



(1) The corresponding returns before annuity and investment expenses
are: 0%,    7.09    %, and 1   2.00    %

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   650.58    .


                         Current Expenses:  0.96%

Male, Age 65, Life Only



                         5%                 Benchmark

                         First Payment:     $679.55





                         Net Returns

Year                     -1.95%             5.00%      9.82%

1                        $677               $681       $684

2                        $632               $681       $715

3                        $590               $681       $748

4                        $551               $681       $782

5                        $515               $681       $818

6                        $481               $681       $855

7                        $449               $681       $895

8                        $419               $681       $936

9                        $391               $681       $979

10                       $365               $681       $1,024

11                       $341               $681       $1,071

12                       $319               $681       $1,120

13                       $298               $681       $1,171

14                       $278               $681       $1,225

15                       $260               $681       $1,281

16                       $242               $681       $1,340

17                       $226               $681       $1,402

18                       $211               $681       $1,466

19                       $197               $681       $1,533

20                       $184               $681       $1,604


$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.


TABLE OF CONTENTS
OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

Performance

Safekeeping of Variable Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements

INDIVIDUAL RETIREMENT ACCOUNT

DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed and entitles you to a full refund of your entire contribution. FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 1306
Boston, MA 02104-9907

 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.

INVESTMENTS

6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

DISTRIBUTIONS

8. Distributions from your IRA generally will be included in your gross income for Federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

11.Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any. will be distributed as follows:

 (a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

 (b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

  (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

  (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

15. Distributions are taxed generally as ordinary income under Federal income tax laws.

16. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

17. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

18. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

FINANCIAL INFORMATION

19. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

20. As further described in the prospectus, the following are all the charges that FILI currently makes:

 (a) ADMINISTRATIVE CHARGE

  FILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

 (b) MORTALITY AND EXPENSE RISK CHARGE

  FILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

 (c) PORTFOLIO EXPENSES

  The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees to Fidelity
Management & Research Company. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION


FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 30, 1999

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You
may obtain a copy of the Prospectus dated A   pril 30, 1999    ,
without charge by calling    1-    800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS                       PAGE

General Information                     88

Performance                             89

Safekeeping of Variable Account Assets  92

Distribution of the Contracts           93

State Regulation                        93

Legal Matters                           93

Registration Statement                  93

Independent Accountants                 93

Financial Statements                    93


GENERAL INFORMATION
We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Fidelity Income Advantage or services provided by FILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

In addition, Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois, and;

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

   Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

PERFORMANCE

Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's Index of 500 stocks ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment
Option through 12/31/9   8    . The performance information is based
on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, through December 31,
199   8    . The returns reflect the risk and administrative charge
(1% on an annual basis).

Table 1: Average Annual Total Return for Period Ending on
12/31/9   8    .

Investment Option            Start Date  One Year   Five Years  Life of Fund

Fidelity

Asset Manager                9/6/89       13.90%     10.69%      11.85%

Money Market                 4/1/82       4.41%      4.24%       4.62%*

Investment Grade Bond        12/5/88      7.76%      5.63%       7.27%*

Equity-Income                10/9/86      10.51%     17.59%      14.47%*

Growth                       10/9/86      38.10%     20.52%      18.21%*

High Income                  9/19/85      (5.29)%    7.71%       9.96%*

Overseas                     1/28/87      11.62%     8.60%       7.50%

Index 500                    8/27/92      27.04%     22.49%      19.95%

Asset Manager: Growth        1/3/95       16.39%    N/A          20.21%

Contrafund                   1/3/95       28.68%    N/A          27.34%

Growth Opportunities         1/3/95       23.37%    N/A          25.00%

Balanced                     1/3/95       16.46%    N/A          14.71%

Growth & Income              12/30/96     28.29%    N/A          27.90%

Morgan Stanley Dean Witter

Emerging Markets Equity      10/1/96      (24.94)%  N/A          (12.94)%

Emerging Markets Debt        6/16/97      (29.10)%  N/A          (20.05)%

Global Equity                1/2/97       12.34%    N/A          18.19%

International Magnum         1/2/97       7.88%     N/A          7.67%

Strong

Discovery Fund II            5/8/92       6.19%      7.89%       10.22%

Opportunity Fund II          5/8/92       12.41%     15.84%      17.86%

Growth Fund II1              12/31/96     27.39%    N/A          27.93%

Warburg Pincus

International Equity         6/30/95      4.29%     N/A          4.65%

Small Company Growth         9/30/95      (3.82)%   N/A          13.23%

Post-Venture Capital         9/30/95      5.44%     N/A          6.48%

PBHG

Growth II                    5/1/97       7.10%     N/A          8.38%

Large Cap Value              10/29/97     36.58%    N/A          34.84%

Select 20                    9/26/97      60.89%    N/A          45.63%

Small Cap Value              10/29/97     9.83%     N/A          12.47%

Technology & Communications  5/1/92       30.88%    N/A          19.87%


* 10 Y   ear Return shown. (The Separate Account inception date is
7/22/87.)

In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began
operations through December 31, 199   8    . The returns reflect the
risk and administrative charge (1% on an annual basis).

Table 2: Cumulative Total Return for Period Ending on 12/31/9   8    .

Investment Option           Start Date  One Year   Five Years  Life of Fund

Fidelity

Asset Manager               9/6/89       13.90%     66.16%      184.11%

Money Market                4/1/82       4.41%      23.07%      57.04%*

Investment Grade Bond       12/5/88      7.76%      31.53%      101.82%*

Equity-Income               10/9/86      10.51%     124.80%     286.25%*

Growth                      10/9/86      38.10%     154.29%     432.59%*

High Income                 9/19/85      (5.29)%    44.95%      158.51%*

Overseas                    1/28/87      11.62%     51.09%      136.29%*

Index 500                   8/27/92      27.04%     175.71%     217.35%

Asset Manager: Growth       1/3/95       16.39%    N/A          108.64%

Contrafund                  1/3/95       28.68%    N/A          162.59%

Growth Opportunities        1/3/95       23.37%    N/A          143.86%

Balanced                    1/3/95       16.46%    N/A          73.02%

Growth & Income             12/30/96     28.29%    N/A          63.59%

Morgan Stanley Dean Witter

Emerging Markets Debt       6/16/97      (29.10)%  N/A          (29.19)%

Emerging Markets Equity     10/1/96      (24.94)%  N/A          (26.79)%

Global Equity               1/2/97       12.34%    N/A          39.56%

International Magnum        1/2/97       7.88%     N/A          15.89%

PBHG

Growth II                   5/1/97       7.10%     N/A          14.36%

Technology &

Communications              5/1/92       30.88%    N/A          35.31%

Large Cap Value             10/29/97     36.58%    N/A          42.09%

Small Cap Value             10/29/97     9.83%     N/A          14.81%

Select 20                   9/26/97      60.89%    N/A          60.94%

Strong

Discovery Fund II           5/8/92       6.19%      46.19%      91.02%

Growth Fund II1             12/31/96     27.39%    N/A          63.67%

Opportunity Fund II         5/8/92       12.41%     108.58%     198.35%

Warburg Pincus

International Equity        6/30/95      4.29%     N/A          17.30%

Small Company Growth        6/30/95      (3.82)%   N/A          54.59%

Post-Venture Capital        6/30/95      5.44%     N/A          15.19%


* 10 Y   ear Return shown. (The Separate Account inception date is
7/22/87.)

   1     Strong Growth Fund II is currently called Strong Mid Cap
Growth Fund II.

YIELDS

Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield.
For the 7 day period ending on 12/31/98   ,     the Money Market
Investment Option had a current yield of 4.0   6    % and an effective
yield of 4.1   4    %.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the
period ending on 12/31/98 was    4.56    % for the Investment Grade
Bond Investment Option, 9.36% for the High Income Investment Option
and 11.9   4    % for Emerging Markets Debt Investment Option.

ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard &
Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company. Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to Federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The consolidated    balance sheet    s of Fidelity Investments Life
Insurance Company    and its subsidiary     as of December 31,
   1    998 and 1997, and the related consolidated statements of
income    and comprehensive income    ,    of     stockholder's
equity, and    of     cash flows for each of the three years in the
period ended December 31, 199   8    , and the statement of assets and
liabilities of the Fidelity Investments Variable Annuity Account I as
of December 31, 199   8    , and the related statements of operations
and changes in net assets for the years ended December 31, 199   8
and 199   7     included in this registration statement have been
included herein in reliance on the reports of
   PricewaterhouseCoopers LLP    , independent accountants, on the
authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of FILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 1998, 1997 and 1996

                                            Page(s)

Report of Independent Accountants           1

Consolidated Balance Sheets                 2

Consolidated Statements of Income and       3
Comprehensive Income

Consolidated Statements of Stockholder's    4
Equity

Consolidated Statements of Cash Flows       5

Notes to Consolidated Financial Statements  6-15

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
BOSTON, MASSACHUSETTS
January 25, 1999

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)
December 31, 1998 and 1997

ASSETS                                        1998         1997

Investments:

Debt securities available for sale            $221,087     $199,525

Common stocks                                 4,067        3,817

Other investments                             2,552        -

Policy loans                                  170          168

Total investments                             227,876      203,510

Cash and cash equivalents                     18,681       4,770

Accrued investment income                     3,814        3,527

Deferred policy acquisition costs             22,984       18,091

Goodwill, net of accumulated amortization of

$1,499 in 1998 and $1,385 in 1997             3,287         3,401

Other assets                                  1,222         1,725

Net deferred tax asset                        21,640       17,288

Separate account assets                       10,835,950   8,317,683

Total assets                                  $11,135,454  $8,569,995

LIABILITIES

Future contract and policy benefits           50,918       63,440

Other liabilities and accrued expenses        12,976       4,764

Federal income taxes payable                  9,683        -

Payable to parent and affiliates              6,345        4,309

Separate account liabilities                  10,835,168   8,316,204

Total liabilities                             10,915,090   8,388,717

Commitments and contingencies (Note 8)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share

- 1,000,000 shares authorized; 300,000

-  shares issued and outstanding              3,000        3,000

Additional paid-in capital                    68,048       68,048

Accumulated other comprehensive income        3,469        2,144

Retained earnings                             145,847      108,086

Total stockholder's equity                    220,364      181,278

Total liabilities and stockholder's equity    $11,135,454  $8,569,995

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED STATEMENTS OF INCOME
AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                              1998     1997     1996

Revenues:

Fees charged to contractholders               $79,238  $73,553  $56,601

Net investment income                         13,498   12,509   11,056

Net realized gains (losses)                   1,914    946      (38)

Premium revenue                               1,119    286      -

Other income                                  -        263      -

                                              95,769   87,557   67,619

Benefits and expenses:

Underwriting, acquisition and

insurance expenses (1)                        33,992   26,354   20,615

Contract and policy benefits

 and expenses                                 3,229    3,379    3,630



                                              37,221   29,733   24,245

Income before provision for income taxes      58,548   57,824   43,374

Provision for income taxes                    20,787   20,325   15,575

Net income                                    37,761   37,499   27,799

Other comprehensive income, before tax:

Unrealized gains (losses) on securities:

Unrealized holding gains (losses) arising

 during period                                3,993    3,187    (2,573)

Less:  reclassification adjustment for

 (gains) losses included in net income        (1,914)  (946)    38

Benefit (provision) for income taxes related

 to items of other comprehensive income       (754)    (814)    887



Other comprehensive income, net of tax        1,325    1,427    (1,648)

Comprehensive income                          $39,086  $38,926  $26,151

(1) Includes affiliated party transactions (Note 6)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
for the years ended December 31, 1998, 1997 and 1996

                                           Accumulated

                               Additional  Other                    Total

                       Common  Paid-In     Comprehensive  Retained  Stockholders

                       Stock   Capital     Income         Earnings  Equity

Balance at

December 31, 1995      $3,000  $68,048     $2,365         $42,788   $116,201

Comprehensive income:

Net income                                                27,799    27,799

Other comprehensive

income                                     (1,648)                  (1,648)

Balance at

December 31, 1996      3,000   68,048      717            70,587    142,352

Comprehensive income:

Net income                                                37,499    37,499

Other comprehensive

income                                     1,427                    1,427

Balance at

December 31, 1997      3,000   68,048      2,144          108,086   181,278

Comprehensive income:

Net income                                                37,761    37,761

Other comprehensive

income                                     1,325                    1,325

Balance at

December 31, 1998      $3,000  $68,048     $3,469         $145,847  $220,364


The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                           1998       1997       1996



Cash flows from operating activities:

Net income                                 $37,761    $37,499    $27,799

Adjustments to reconcile net income to

net cash provided

by operating activities:

Amortization of bond discount

  and premium                              1,159      1,110      1,133

Realized (gain) loss on investments        (1,914)    (946)      38

Amortization of goodwill                   114        114        114

Depreciation                               528        551        459

Change in deferred taxes                   (5,107)    (4,991)    (4,282)

Addition to deferred policy acquisition

costs, net of amortization                 (4,893)    (1,224)    (3,625)

Changes in assets and liabilities:

Accrued investment income                  (287)      (798)      (124)

Transfer from separate accounts            696        120        2,789

Increase in future contract and

policy benefits                            (12,522)   (2,828)    (5,268)

Payable to parent and affiliates, net      2,036      2,624      (1,209)

Federal income taxes payable               9,683      (109)      (418)

Other assets and liabilities               8,614      806        498)



Net cash provided by operating

Activities                                 35,868     31,928     16,908



Cash flows from investing activities:

Purchase of investments                    (102,734)  (178,474)  (83,411)

Proceeds from disposal of investments      81,204     148,758    67,910

Additions to fixed assets                  (427)      (328)      (819)

Net cash used in investing activities      (21,957)   (30,044)   (16,320)

Net cash provided by financing activities      -           -           -

Net increase in cash and cash

equivalents                                13,911     1,884      588

Cash and cash equivalents:

Beginning of year                          4,770       2,886     2,298

End of year                                $18,681    $4,770     $2,886

The accompanying notes are an integral part of the consolidated financial statements.

1. Organization:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (FILI), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned insurance company operating exclusively in the State of New York (collectively, the "Company"). All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and is licensed in all states. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Annuity Accounts are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and, beginning in 1997, the Variable Insurance Products Fund III, the Morgan Stanley Universal Funds, the PBGH Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds. The assets of the Variable Life Account I are invested in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II. The invested assets are reported at the net asset value of such portfolios.

FILI and EFILI also offer a term life insurance product with level premium paying periods of one, five, ten, fifteen and twenty years.

2. Summary of Significant Accounting Policies:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

Investments

Investments in debt securities available for sale and common stocks are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities and common stock are reported as other comprehensive income. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.

When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Other investments represent an investment in a limited liability corporation reported at fair value.

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates.
Consequently, it is impracticable to determine the fair value of policy loans.

Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined by the specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate accounts are reflected in income.

Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Cash overdrafts included in other liabilities and accrued expenses were $6,415,000 at December 31, 1998.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.

Revenue Recognition

Fees charged to contractholders include mortality risk, expense risk, administrative charges and surrender charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Premium revenues for term life insurance products are recognized as revenues over the premium-paying period.

Future Contract and Policy Benefits

Future contract and policy benefits are liabilities for fixed annuity and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future contract benefits for annuity products are computed using interest rates ranging from 3.5% to 7.8% and approximate the contractholder's account balance. The liabilities for future policy benefits for traditional life insurance products are computed using the natural reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with a contractual agreement as described in Note 6 and certain expenses for traditional life policy issue and underwriting have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits or expected future policy premiums.

Income Taxes

FILI files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Goodwill

Goodwill, representing the excess of FMR Corp.'s cost over the net assets of the Company at the date of acquisition, has been reflected in these financial statements net of certain identifiable tax benefits realized and is being amortized on a straight-line basis over 40 years.

Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values and methods used to estimate fair values of financial instruments are disclosed throughout the notes to consolidated financial statements.

Use of Estimates

The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with current year presentation.

New Accounting Pronouncements

In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (Statement No. 130). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company adopted Statement No. 130 for 1998, which resulted in reporting unrealized gains and losses on investments available for sale in comprehensive income.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP No. 97-3"). SOP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

3. Investments:

The components of net investment income were as follows:

                                 Years Ended December 31,

                                 1998                      1997     1996

                                 (in thousands)

Debt securities                  $13,095                   $11,840  $10,510

Common stocks                    283                       271      216

Cash and cash equivalents        960                       529      551

Other invested assets            94                        -        -

Policy loans                     14                        10       9

Investment in separate accounts  236                       610      419

Total investment income          14,682                    13,260   11,705

Investment expenses              1,184                     751      649

Net investment income            $13,498                   $12,509  $11,056

Gross realized gains and losses from the sale of debt securities were as follows:

                       Years Ended December 31,

                       1998                      1997    1996

                       (in thousands)

Gross realized gains   $1,989                    $1,030   $28

Gross realized losses  $   75                    $   84   $66

The amortized cost and estimated fair value of debt securities, by type of issuer, and common stock were as follows:

                                  December 31, 1998

                                  Gross              Gross       Estimated

                                  Amortized          Unrealized  Unrealized  Fair

                                  Cost               Gains       Losses      Value

                                  (in thousands)

U.S. Treasury securities          $  34,752          $ 2,271     $  (12)      $ 37,011

Corporate securities              169,335            3,321       (168)         172,488

Loan-backed bonds

   and structured securities      11,334             254         -              11,588

  Total debt securities           $215,421           $5,846      $ (180)      $221,087

Common stock                      $   4,270          -           $ (203)      $  4,067

Other investments                 $   2,593          -           $  (41)      $  2,552

                                  December 31, 1997

                                  Gross              Gross       Estimated

                                  Amortized          Unrealized  Unrealized  Fair

                                  Cost               Gains       Losses      Value

                                  (in thousands)

U.S. Treasury securities          $  61,949          $1,671      $  (2)      $ 63,618

Corporate securities              118,700            1,695       (17)        120,378

Loan-backed bonds and structured

   securities                     15,363             166         -           15,529

  Total debt securities           $ 196,012          $3,532      $ (19)      $199,525

Common stock                      $   3,987          -           $(170)      $  3,817


The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             Estimated

                                             Amortized       Fair

                                             Cost            Value

                                             (in thousands)

Due in 1 year or less                        $  28,942       $  29,113

Due after 1 year through 5 years             105,091         106,630

Due after 5 years through 10 years           59,902          63,161

Due after 10 years                           10,150          10,595

Subtotal                                     204,085         209,499

Loan-backed bonds and structured securities  11,334          11,588

                                             $ 215,419       $ 221,087

All debt securities are investment grade and there are no significant concentrations by issuer or by industry, other than U.S. Treasury securities.

4. Income Taxes

The components of the provision for income taxes attributable to operations were as follows:


                            Years Ended December 31,

                            1998                      1997     1996

                            (in thousands)

Current                     $25,894                   $25,316  $19,857

Deferred                    (5,107)                   (4,991)  (4,282)

Provision for income taxes  $20,787                   $20,325  $15,575

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets were as follows:

                                             Years Ended December 31,

                                             1998                       1997

                                             (in thousands)

Deferred income tax assets:

Deferred policy acquisition costs            $16,406                   $14,503

Contractholder reserves                      7,448                     4,205

Unrealized gain on securities available for  (1,953)                   (1,198)
sale

Other, net                                   (261)                     (222)

Net deferred tax asset                       $21,640                   $17,288

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

FILI paid federal income taxes of $14,781,000, $25,314,000 and $19,445,000 in 1998, 1997 and 1996, respectively. State income and premium taxes of $640,000, $884,000 and $782,000 were paid in 1998,
1997 and 1996, respectively.

The effective tax rates approximate the statutory federal income tax rates for the years ended 1998, 1997 and 1996.

5. Stockholder's Equity and Dividend Restrictions:
Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, the Company may pay dividends only from the profits arising from its business. No dividends are allowed that would impair surplus by more than 35% without prior notice to the Insurance Commissioner. No dividends have been paid or declared.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                                     Years Ended December 31,

                                     1998                      1997      1996

                                     (in thousands)

Statutory net income                 $ 26,690                  $ 30,620  $ 19,673

Statutory capital stock and surplus  $162,810                  $136,356  $105,643


6. Affiliated Company Transactions:

The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA first-year sales compensation of $50 per deferred annuity contract and renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received. The Company also pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $12,785,000, $10,604,000 and $9,370,000 in 1998, 1997 and 1996, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $1,224,000, $1,044,000 and $807,000 in 1998, 1997 and 1996, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.

In 1998, the Company entered into an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $1,111,000 in 1998 for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $235,000, $204,000 and $182,000 were charged to the Company in 1998, 1997 and 1996, respectively.

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $708,000, $621,000 and $441,000 in 1998,
1997 and 1996, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,229,000, $424,000 and $603,000 in 1998, 1997 and 1996, respectively.

7. Underwriting, Acquisition and Insurance Expenses:

Underwriting, acquisition and insurance expenses were as follows:

                                   Years Ended December 31,

                                   1998                      1997     1996

                                   (in thousands)

Commissions, gross                 $12,785                   $10,604  $ 9,370

Capitalization of deferred policy

   acquisition costs               (4,964)                   (4,136)  (4,408)

Amortization of deferred policy

   acquisition costs               71                        2,912    782

Amortization of goodwill           114                       114      114

Taxes, licenses and fees           1,129                     1,175    1,052

General insurance expenses         24,857                    15,685   13,705

                                   $33,992                   $26,354  $20,615

Amortization of deferred policy acquisition costs is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. In 1998 and 1997, EFILI adjusted amortization by $(1,095,000) and $1,850,000, respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

8. Commitments and Contingencies:

Reinsurance

FILI reinsures certain of its life insurance products risks with other companies. FILI retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. Premiums and deposits ceded under these reinsurance contracts were not material to the consolidated financial statements.

The Company is contingently liable for claims reinsured that the assuming companies are unable to pay.

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity.

STATEMENT OF ASSETS AND LIABILITIES

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                                         DECEMBER 31, 1998

Investments at current market value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 729,673,657         $ 729,673,657
shares (cost $ 729,673,657)

  High Income Portfolio - 23,963,496 shares     276,299,106
(cost $299,432,576)

  Equity-Income Portfolio - 62,422,550          1,586,781,220
shares (cost $1,123,439,969)

  Growth Portfolio - 30,838,925 shares (cost    1,383,742,602
$893,138,771)

  Overseas Portfolio - 12,751,540 shares        255,668,374
(cost $232,499,901)



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio -             251,081,967
19,373,609 shares (cost $242,709,050)

  Asset Manager Portfolio - 44,761,291          812,865,053
shares (cost $680,721,317)

  Index 500 Portfolio - 7,553,032 shares        1,066,865,828
(cost $755,511,787)

  Asset Manager: Growth Portfolio -             328,633,446
19,297,325 shares (cost $264,843,950)

  Contrafund Portfolio - 62,119,489 shares      1,518,200,305
(cost $953,095,125)



 Variable Insurance Products Fund III (VIP
III)

  Balanced Portfolio - 6,897,290 shares         111,115,343
(cost $100,607,941)

  Growth & Income Portfolio - 36,393,018        587,747,247
shares (cost $460,560,686)

  Growth Opportunities Portfolio -              415,927,875
18,178,666 shares (cost $322,295,381)



 Morgan Stanley Universal Funds (MSUF)

  Emerging Markets Equity Portfolio -           4,454,538
626,517 shares (cost $5,780,763)

  Emerging Markets Debt Portfolio - 353,055     2,153,635
shares (cost $3,326,221)

  Global Equity Portfolio - 1,393,224 shares    18,306,967
(cost $18,326,499)

  International Magnum Portfolio - 1,044,153    11,725,836
shares (cost $12,885,641)



 PBHG Insurance Series Funds (PBHG)

  Growth II Portfolio - 430,920 shares (cost    5,011,598
$4,873,803)

  Small Cap Value Portfolio - 3,538,198         41,078,481
shares (cost $39,712,801)

  Large Cap Value Portfolio - 1,394,389         19,897,931
shares (cost $17,532,842)

  Technology & Communications Portfolio -       25,809,987
1,875,726 shares (cost $21,742,573)

  Select 20 Portfolio - 17,704,749 shares       288,587,415
(cost $233,594,225)



 Strong Variable Insurance Funds (SVIF)

  Discovery Fund II Portfolio - 196,781         2,503,055
shares (cost $2,473,591)

  Growth Fund II Portfolio - 727,245 shares     11,650,461
(cost $10,275,292)

  Opportunity Fund II Portfolio - 1,241,229     26,959,500
shares (cost $27,388,610)



 Warburg Pincus Trust (WPT)

  Small Company Growth Portfolio - 1,178,732    18,871,505
shares (cost $19,408,249)

  International Equity Portfolio - 364,682      4,007,860
shares (cost $4,506,929)

  Post-Venture Capital Portfolio - 572,099      6,739,331
shares (cost $7,042,701)



   Total Assets                                $ 9,812,360,123



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts                    $ 9,364,193,435

 Annuity Reserves                               447,572,174

 Retained in Variable Account by Fidelity       594,514
Investments Life Insurance Company



NET ASSETS                                     $ 9,812,360,123

STATMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                                SUBACCOUNTS INVESTING IN:

                                                                                                 VIP -   HIGH INCOME
                                                     VIP -   MONEY MARKET

                                                12/31/98                    12/31/97        12/31/98

INCOME:

 Dividends                                      $ 32,096,882                $ 26,699,688    $ 23,805,612

EXPENSES:

 Mortality risk,  expense risk   and             4,861,321                   4,865,592       2,607,824
adminis-  trative charges

Net investment   income (loss)                   27,235,561                  21,834,096      21,197,788

Realized gain (loss)  on sale of  fund shares    0                           0               4,318,426

Realized gain   distributions                    0                           0               15,126,483

Unrealized   appreciation   (depreciation)       0                           0               (57,719,667)

Net increase   (decrease) in   net assets        27,235,561                  21,834,096      (17,076,970)
from operations

Payments   received from  contract owners        832,133,915                 629,101,224     17,985,450

Transfers   between sub-  accounts and the       (509,285,719)               (638,722,858)   (33,267,856)
fixed account, net

Transfers   for contract   benefits and          (81,249,209)                (67,465,064)    (11,355,372)
terminations

Other transfers  (to) from   Fidelity            (99,738)                    (215,320)       (9,675)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         241,499,249                 (77,302,018)    (26,647,453)
from contract   transactions

Retained in   (returned from)  Variable          (43,725)                    29,046          41,287
Annuity   Account I, net

Total increase  (decrease) in   net assets       268,691,085                 (55,438,876)    (43,683,136)

Net assets at   beginning  of year               460,982,572                 516,421,448     319,982,242

Net assets at end   of year                     $ 729,673,657               $ 460,982,572   $ 276,299,106





                                            VIP -            VIP -   EQUITY-INCOME                         VIP -   GROWTH
                                            HIGH INCOME

                                         12/31/97       12/31/98                     12/31/97         12/31/98

INCOME:

 Dividends                               $ 18,527,541   $ 23,290,879                 $ 23,220,927     $ 5,047,927

EXPENSES:

 Mortality risk,  expense risk   and      2,709,414      13,461,086                   14,608,539       8,974,434
adminis-  trative charges

Net investment   income (loss)            15,818,127     9,829,793                    8,612,388        (3,926,507)

Realized gain (loss) on sale of fund
shares                                    6,949,695      104,830,108                  48,965,707       40,388,245

Realized gain   distributions             2,289,920      82,888,133                   116,749,676      132,043,151

Unrealized   appreciation
(depreciation)                            16,989,756     (36,054,859)                 179,763,260      204,627,266

Net increase   (decrease) in   net assets 42,047,498     161,493,175                  354,091,031      373,132,155
from operations

Payments   received from  contract owners 15,807,824     23,651,693                   37,916,433       21,087,538

Transfers   between sub-  accounts and
the                                       19,435,560     (197,773,458)                (42,350,907)     23,157,770
fixed account, net

Transfers   for contract   benefits and   (11,995,400)   (72,201,646)                 (56,020,921)     (39,644,250)
terminations

Other transfers  (to) from   Fidelity     (71,599)       (257,492)                    (43,377)         (152,014)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets  23,176,385     (246,580,903)                (60,498,772)     4,449,044
from contract   transactions

Retained in   (returned from)  Variable   (35,935)       88,226                       (375,922)        11,999
Annuity   Account I, net

Total increase  (decrease) in  net assets 65,187,948     (84,999,502)                 293,216,337      377,593,198

Net assets at   beginning  of year        254,794,294    1,671,780,722                1,378,564,385    1,006,149,404

Net assets at end   of year              $ 319,982,242  $ 1,586,781,220              $ 1,671,780,722  $ 1,383,742,602





                                                VIP - GROWTH              VIP -   OVERSEAS


                                                12/31/97         12/31/98                12/31/97

INCOME:

 Dividends                                      $ 6,191,892      $ 4,778,919             $ 4,241,849

EXPENSES:

 Mortality risk,  expense risk   and             9,346,562        2,143,575               2,648,546
adminis-  trative charges

Net investment   income (loss)                   (3,154,670)      2,635,344               1,593,303

Realized gain (loss)  on sale of  fund shares    67,921,108       9,228,055               13,687,852

Realized gain   distributions                    27,716,088       14,085,236              16,838,855

Unrealized   appreciation   (depreciation)       99,256,428       (1,421,498)             (6,167,246)

Net increase   (decrease) in   net assets        191,738,954      24,527,137              25,952,764
from operations

Payments   received from  contract owners        27,687,604       5,643,658               10,161,356

Transfers   between sub-  accounts and the       (133,879,505)    (16,458,574)            (23,441,635)
fixed account, net

Transfers   for contract   benefits and          (32,443,849)     (8,696,657)             (7,577,179)
terminations

Other transfers  (to) from   Fidelity            (59,301)         (59,360)                (36,899)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         (138,695,051)    (19,570,933)            (20,894,357)
from contract   transactions

Retained in   (returned from)  Variable          (258,418)        2,875                   (60,265)
Annuity   Account I, net

Total increase  (decrease) in   net assets       52,785,485       4,959,079               4,998,142

Net assets at   beginning  of year               953,363,919      250,709,295             245,711,153

Net assets at end   of year                     $ 1,006,149,404  $ 255,668,374           $ 250,709,295





                                                  VIP II -    INVESTMENT      GRADE BOND

                                                12/31/98                                    12/31/97



INCOME:

 Dividends                                      $ 5,744,010                                 $ 4,769,202

EXPENSES:

 Mortality risk,  expense risk   and                1,328,654                                836,719
adminis-  trative charges

Net investment   income (loss)                    4,415,356                                  3,932,483

Realized gain (loss)  on sale of  fund shares      2,547,932                                 858,556

Realized gain   distributions                     681,493                                    0

Unrealized   appreciation   (depreciation)         4,439,938                                 1,995,042

Net increase   (decrease) in   net assets           12,084,719                               6,786,081
from operations

Payments   received from  contract owners          11,030,713                                4,109,827

Transfers   between sub-  accounts and the          127,766,369                              22,693,615
fixed account, net

Transfers   for contract   benefits and             (8,719,110)                              (7,797,627)
terminations

Other transfers  (to) from   Fidelity                 (85,669)                               (72,701)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets             129,992,303                             18,933,114
from contract   transactions

Retained in   (returned from)  Variable              606                                     46,432
Annuity   Account I, net

Total increase  (decrease) in   net assets         142,077,628                               25,765,627

Net assets at   beginning  of year                 109,004,339                               83,238,712

Net assets at end   of year                      $ 251,081,967                              $ 109,004,339






                                                     VIP II -   ASSET MANAGER                       VIP II -   INDEX 500

                                                12/31/98                        12/31/97
                                                                                               12/31/98

INCOME:

 Dividends                                      $ 24,381,840                    $ 24,113,827   $ 9,035,234

EXPENSES:

 Mortality risk,  expense risk   and             6,333,958                       7,130,105      7,250,032
adminis-  trative charges

Net investment   income (loss)                   18,047,882                      16,983,722     1,785,202

Realized gain (loss)  on sale of  fund shares    16,078,991                      13,884,351     42,436,975

Realized gain   distributions                    73,145,521                      60,488,921     20,927,197

Unrealized   appreciation   (depreciation)       (3,584,516)                     38,783,110     146,192,653

Net increase   (decrease) in   net assets        103,687,878                     130,140,104    211,342,027
from operations

Payments   received from  contract owners        10,822,258                      12,080,157     40,862,335

Transfers   between sub-  accounts and the       (26,439,385)                    (32,631,061)   109,091,456
fixed account, net

Transfers   for contract   benefits and          (50,593,986)                    (35,791,511)   (35,534,283)
terminations

Other transfers  (to) from   Fidelity            (177,374)                       (155,845)      (36,685)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         (66,388,487)                    (56,498,260)   114,382,823
from contract   transactions

Retained in   (returned from)  Variable          15,446                          (92,781)       65,307
Annuity   Account I, net

Total increase  (decrease) in   net assets       37,314,837                      73,549,063     325,790,157

Net assets at   beginning  of year               775,550,216                     702,001,153    741,075,671

Net assets at end   of year                     $ 812,865,053                   $ 775,550,216  $ 1,066,865,828





                                                VIPII -
                                                INDEX 500         VIP II -   ASSET MANAGER:   GROWTH



                                                12/31/97       12/31/98                                 12/31/97


INCOME:

 Dividends                                      $ 4,774,795    $ 6,481,674                              $ 0

EXPENSES:

 Mortality risk,  expense risk   and             5,648,542      2,558,057                                2,618,594
adminis-  trative charges

Net investment   income (loss)                   (873,747)      3,923,617                                (2,618,594)

Realized gain (loss)  on sale of  fund shares    24,508,427     15,999,371                               5,935,984

Realized gain   distributions                    9,688,661      30,311,357                               327,986

Unrealized   appreciation   (depreciation)       114,558,991    (1,663,981)                              52,266,796

Net increase   (decrease) in   net assets        147,882,332    48,570,364                               55,912,172
from operations

Payments   received from  contract owners        46,826,607     10,963,017                               19,500,391

Transfers   between sub-  accounts and the       204,978,269    (44,535,298)                             70,469,134
fixed account, net

Transfers   for contract   benefits and          (15,577,435)   (10,573,682)                             (6,744,007)
terminations

Other transfers  (to) from   Fidelity            (150,934)      (33,757)                                 (80,124)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         236,076,507    (44,179,720)                             83,145,394
from contract   transactions

Retained in   (returned from)  Variable          (107,699)      (4,565)                                  (31,806)
Annuity   Account I, net

Total increase  (decrease) in   net assets       383,851,140    4,386,079                                139,025,760

Net assets at   beginning  of year               357,224,531    324,247,367                              185,221,607

Net assets at end   of year                     $ 741,075,671  $ 328,633,446                            $ 324,247,367






                                                     VIP II -   CONTRAFUND


                                                12/31/98                     12/31/97


INCOME:

 Dividends                                      $ 8,346,877                  $ 8,157,175

EXPENSES:

 Mortality risk,  expense risk   and             10,481,022                   10,453,261
adminis-  trative charges

Net investment   income (loss)                   (2,134,145)                  (2,296,086)

Realized gain (loss)  on sale of  fund shares    53,814,041                   35,690,439

Realized gain   distributions                    61,409,174                   21,558,250

Unrealized   appreciation   (depreciation)       223,438,815                  161,313,279

Net increase   (decrease) in   net assets        336,527,885                  216,265,882
from operations

Payments   received from  contract owners        36,703,411                   54,807,976

Transfers   between sub-  accounts and the       (35,339,016)                 66,369,243
fixed account, net

Transfers   for contract   benefits and          (37,401,390)                 (25,715,125)
terminations

Other transfers  (to) from   Fidelity            (217,630)                    (281,176)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         (36,254,625)                 95,180,918
from contract   transactions

Retained in   (returned from)  Variable          35,076                       (190,999)
Annuity   Account I, net

Total increase  (decrease) in   net assets       300,308,336                  311,255,801

Net assets at   beginning  of year               1,217,891,969                906,636,168

Net assets at end   of year                     $ 1,518,200,305              $ 1,217,891,969


STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                              SUBACCOUNTS INVESTING IN:

                                                                                         VIP III -   GROWTH &   INCOME
                                                VIP III -   BALANCED

                                              12/31/98                   12/31/97*     12/31/98

INCOME:

 Dividends                                    $ 1,599,419                $ 24,769      $ 0

EXPENSES:

 Mortality risk,   expense risk   and          649,414                    307,802       3,268,604
adminis-  trative charges

Net investment   income (loss)                 950,005                    (283,033)     (3,268,604)

Realized gain (loss)   on sale of   fund       3,178,661                  1,117,028     5,527,477
shares

Realized gain  distributions                   2,443,558                  0             1,561,847

Unrealized   appreciation   (depreciation)     6,090,310                  4,417,092     99,729,988

Net increase   (decrease) in   net assets      12,662,534                 5,251,087     103,550,708
from operations

Payments   received from  contract owners      6,696,440                  6,706,277     33,928,974

Transfers   between sub-  accounts and the     33,335,133                 50,665,808    206,598,227
fixed account, net

Transfers   for contract   benefits and        (3,139,722)                (1,021,595)   (10,371,919)
terminations

Other transfers  (to) from   Fidelity          (28,013)                   (11,728)      (75,465)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets       36,863,838                 56,338,762    230,079,817
from contract   transactions

Retained in   (returned from)  Variable        (1,989)                    1,111         55,231
Annuity   Account I, net

Total increase  (decrease) in   net assets     49,524,383                 61,590,960    333,685,756

Net assets at   beginning  of year             61,590,960                 0             254,061,491

Net assets at end   of year                   $ 111,115,343              $ 61,590,960  $ 587,747,247





                                         VIP III -
                                         GROWTH &   INCOME          VIP III -   GROWTH   OPPORTUNITIES


                                              12/31/97*      12/31/98                               12/31/97*

INCOME:

 Dividends                                    $ 1,535,282    $ 3,366,752                            $ 204,581

EXPENSES:

 Mortality risk,   expense risk   and          1,300,226      2,844,670                              1,508,291
adminis-  trative charges

Net investment   income (loss)                 235,056        522,082                                (1,303,710)

Realized gain (loss)   on sale of   fund       255,257        7,155,764                              671,295
shares

Realized gain  distributions                   4,989,668      11,703,472                             286,414

Unrealized   appreciation   (depreciation)     27,456,573     56,119,613                             37,512,881

Net increase   (decrease) in   net assets      32,936,554     75,500,931                             37,166,880
from operations

Payments   received from  contract owners      29,329,428     21,503,396                             42,870,806

Transfers   between sub-  accounts and the     193,894,819    47,566,760                             202,642,472
fixed account, net

Transfers   for contract   benefits and        (2,031,557)    (7,734,200)                            (3,368,361)
terminations

Other transfers  (to) from   Fidelity          (80,558)       (25,262)                               (262,599)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets       221,112,132    61,310,694                             241,882,318
from contract   transactions

Retained in   (returned from)  Variable        12,805         54,411                                 12,641
Annuity   Account I, net

Total increase  (decrease) in   net assets     254,061,491    136,866,036                            279,061,839

Net assets at   beginning  of year             0              279,061,839                            0

Net assets at end   of year                   $ 254,061,491  $ 415,927,875                          $ 279,061,839





                                                MSUF -   EMERGING MARKETS   EQUITY


                                              12/31/98                               12/31/97**

INCOME:

 Dividends                                    $ 24,349                               $ 9,254

EXPENSES:

 Mortality risk,   expense risk   and          30,867                                 777
adminis-  trative charges

Net investment   income (loss)                 (6,518)                                8,477

Realized gain (loss)   on sale of   fund       198,635                                1,555
shares

Realized gain  distributions                   0                                      40,944

Unrealized   appreciation   (depreciation)     (1,271,839)                            (54,386)

Net increase   (decrease) in   net assets      (1,079,722)                            (3,410)
from operations

Payments   received from  contract owners      655,182                                56,721

Transfers   between sub-  accounts and the     3,139,054                              1,725,664
fixed account, net

Transfers   for contract   benefits and        (41,665)                               (91)
terminations

Other transfers  (to) from   Fidelity          2,855                                  (62)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets       3,755,426                              1,782,232
from contract   transactions

Retained in   (returned from)  Variable        12                                     0
Annuity   Account I, net

Total increase  (decrease) in   net assets     2,675,716                              1,778,822

Net assets at   beginning  of year             1,778,822                              0

Net assets at end   of year                   $ 4,454,538                            $ 1,778,822





                                                MSUF -   EMERGING MARKETS   DEBT


                                              12/31/98                             12/31/97**

INCOME:

 Dividends                                    $ 245,208                            $ 57,525

EXPENSES:

 Mortality risk,   expense risk   and          20,272                               1,196
adminis-  trative charges

Net investment   income (loss)                 224,936                              56,329

Realized gain (loss)   on sale of   fund       31,585                               1,555
shares

Realized gain  distributions                   0                                    24,962

Unrealized   appreciation   (depreciation)     (1,105,348)                          (67,238)

Net increase   (decrease) in   net assets      (848,827)                            15,608
from operations

Payments   received from  contract owners      384,094                              28,145

Transfers   between sub-  accounts and the     (233,992)                            2,812,620
fixed account, net

Transfers   for contract   benefits and        (2,839)                              0
terminations

Other transfers  (to) from   Fidelity          (226)                                (946)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets       147,037                              2,839,819
from contract   transactions

Retained in   (returned from)  Variable        (11)                                 9
Annuity   Account I, net

Total increase  (decrease) in   net assets     (701,801)                            2,855,436

Net assets at   beginning  of year             2,855,436                            0

Net assets at end   of year                   $ 2,153,635                          $ 2,855,436


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.




                                                 MSUF -   GLOBAL EQUITY                  MSUF -   INTERNATIONAL   MAGNUM

                                            12/31/98                      12/31/97**   12/31/98

INCOME:

 Dividends                                  $ 119,133                     $ 12,390     $ 38,795

EXPENSES:

 Mortality risk,   expense risk   and           94,880                     1,073        68,976
adminis-  trative charges

Net investment   income (loss)                24,253                       11,317       (30,181)

Realized gain (loss)   on sale of   fund       275,615                     0            445,069
shares

Realized gain  distributions                  107,863                      26,464       43,290

Unrealized   appreciation   (depreciation)     (13,408)                    (6,124)      (1,107,058)

Net increase   (decrease) in   net assets       394,323                    31,657       (648,880)
from operations

Payments   received from  contract owners      2,529,920                   347,239      1,887,488

Transfers   between sub-  accounts and the      13,311,023                 1,832,160    9,278,436
fixed account, net

Transfers   for contract   benefits and        (145,036)                  0            (174,277)
terminations

Other transfers  (to) from   Fidelity            6,125                    (576)        (2,117)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         15,702,032                2,178,823    10,989,530
from contract   transactions

Retained in   (returned from)  Variable          121                       11           (20)
Annuity   Account I, net

Total increase  (decrease) in   net assets     16,096,476                  2,210,491    10,340,630

Net assets at   beginning  of year             2,210,491                   0            1,385,206

Net assets at end   of year                  $ 18,306,967                 $ 2,210,491  $ 11,725,836





                                           MSUF -
                              INTERNATIONAL MAGNUM           PBHG -   GROWTH II               PBHG -   SMALL CAP   VALUE

                                         12/31/97**   12/31/98                  12/31/97**   12/31/98

INCOME:

 Dividends                               $ 36,464     $ 0                       $ 0          $ 6,754

EXPENSES:

 Mortality risk,   expense risk   and     737          32,254                    847          223,929
adminis-  trative charges

Net investment   income (loss)            35,727       (32,254)                  (847)        (217,175)

Realized gain (loss)   on sale of fund    1,566        225,669                   726          1,376,831
shares

Realized gain  distributions              2,429        0                         0            40,814

Unrealized   appreciation (depreciation)  (52,747)     68,354                    69,441       1,169,066

Net increase   (decrease) in   net assets (13,025)     261,769                   69,320       2,369,536
from operations

Payments   received from  contract owners 130,652      848,495                   110,103      5,952,540

Transfers   between sub-accounts and the  1,267,297    1,774,406                 2,022,554    25,299,733
fixed account, net

Transfers   for contract   benefits and   0            (74,612)                  (117)        (771,427)
terminations

Other transfers  (to) from   Fidelity     268          (335)                     21           (2,376)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets  1,398,217    2,547,954                 2,132,561    30,478,470
from contract   transactions

Retained in   (returned from)  Variable   14           (2)                       (4)          55
Annuity   Account I, net

Total increase  (decrease) in net assets  1,385,206    2,809,721                 2,201,877    32,848,061

Net assets at   beginning  of year        0            2,201,877                 0            8,230,420

Net assets at end   of year              $ 1,385,206  $ 5,011,598               $ 2,201,877   41,078,481





                                        PBHG -   SMALL
                                         CAP   VALUE            PBHG -   LARGE CAP   VALUE

                                              12/31/97**   12/31/98                       12/31/97**

INCOME:

 Dividends                                    $ 0          $ 49,627                       $ 0

EXPENSES:

 Mortality risk,   expense risk   and          3,809        53,767                         427
adminis-  trative charges

Net investment   income (loss)                 (3,809)      (4,140)                        (427)

Realized gain (loss)   on sale of   fund       1,588        495,109                        1,407
shares

Realized gain  distributions                   0            104,635                        0

Unrealized   appreciation   (depreciation)     196,614      2,352,195                      12,894

Net increase   (decrease) in   net assets      194,393      2,947,799                      13,874
from operations

Payments   received from  contract owners      604,447      1,555,866                      56,451

Transfers   between sub-  accounts and the     7,434,078    14,748,371                     689,520
fixed account, net

Transfers   for contract   benefits and        (924)        (75,122)                       (102)
terminations

Other transfers  (to) from   Fidelity          (1,552)      (38,706)                       (1)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets       8,036,049    16,190,409                     745,868
from contract   transactions

Retained in   (returned from)  Variable        (22)         (20)                           1
Annuity   Account I, net

Total increase  (decrease) in   net assets     8,230,420    19,138,188                     759,743

Net assets at   beginning  of year             0            759,743                        0

Net assets at end   of year                   $ 8,230,420  $ 19,897,931                   $ 759,743


STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - CONTINUED

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                         SUBACCOUNTS INVESTING IN:

                                           PBHG -   TECHNOLOGY &   COMMUNICATIONS                      PBHG -   SELECT 20

                                         12/31/98                                   12/31/97**    12/31/98

INCOME:

 Dividends                               $ 2,529                                    $ 0           $ 2,946

EXPENSES:

 Mortality risk,   expense risk   and     112,511                                    3,175         846,066
adminis-  trative charges

Net investment   income (loss)            (109,982)                                  (3,175)       (843,120)

Realized gain (loss) on sale of fund
shares                                    501,364                                    348           4,426,860

Realized gain  distributions              0                                          0             0

Unrealized appreciation (depreciation)    4,097,815                                  (30,401)      54,862,065

Net increase   (decrease) in   net assets 4,489,197                                  (33,228)      58,445,805
from operations

Payments   received from  contract owners 2,836,026                                  1,166,675     21,842,392

Transfers   between sub-accounts and the  11,197,748                                 6,356,784     204,410,297
fixed account, net

Transfers   for contract   benefits and   (214,261)                                  (1,170)       (1,977,564)
terminations

Other transfers  (to) from   Fidelity     (3,097)                                    15,296        (160,112)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets   13,816,416                                 7,537,585     224,115,013
from contract   transactions

Retained in   (returned from)  Variable    23                                         (6)           (1,003,458)
Annuity   Account I, net

Total increase  (decrease) in net assets  18,305,636                                 7,504,351     281,557,360

Net assets at   beginning  of year        7,504,351                                  0             7,030,055

Net assets at end   of year               $ 25,809,987                               $ 7,504,351   $ 288,587,415





                                         PBHG -   SELECT 20          SVIF -   DISCOVERY    FUND II

                                                12/31/97**    12/31/98                          12/31/97**

INCOME:

 Dividends                                      $ 0           $ 0                               $ 0

EXPENSES:

 Mortality risk,   expense risk   and            3,029         14,947                            433
adminis-  trative charges

Net investment   income (loss)                   (3,029)        (14,947)                         (433)

Realized gain (loss)  on sale of  fund shares    49            29,945                            (2,563)

Realized gain  distributions                     0             23,062                            0

Unrealized   appreciation   (depreciation)       131,125       47,865                            (18,401)

Net increase   (decrease) in   net assets        128,145       85,925                            (21,397)
from operations

Payments   received from  contract owners        241,149       484,124                           115,879

Transfers   between sub-  accounts and the        5,661,006    1,166,837                          743,684
fixed account, net

Transfers   for contract   benefits and          (748)         (73,254)                          (383)
terminations

Other transfers  (to) from   Fidelity            (2,417)       1,695                             (55)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         5,898,990      1,579,402                        859,125
from contract   transactions

Retained in   (returned from)  Variable          1,002,920      (72)                             72
Annuity   Account I, net

Total increase  (decrease) in   net assets       7,030,055     1,665,255                         837,800

Net assets at   beginning  of year                0            837,800                            0

Net assets at end   of year                      $ 7,030,055   $ 2,503,055                       $ 837,800





                                             SVIF -   GROWTH    FUND II                   SVIF -   OPPORTUNITY   FUND II

                                            12/31/98                       12/31/97**    12/31/98

INCOME:

 Dividends                                 $ 27                           $ 16,323      $ 57,387

EXPENSES:

 Mortality risk,   expense risk   and        51,551                         686           143,590
adminis-  trative charges

Net investment   income (loss)               (51,524)                      15,637         (86,203)

Realized gain (loss)  on sale of fund shares 177,519                        438           178,312

Realized gain  distributions                 0                              35,082        1,317,403

Unrealized   appreciation   (depreciation)   1,398,499                      (23,330)      (453,869)

Net increase   (decrease) in   net assets    1,524,494                      27,827        955,643
from operations

Payments   received from  contract owners    1,671,169                      210,484       4,790,463

Transfers   between sub-  accounts and the   7,114,821                       1,229,535    18,417,464
fixed account, net

Transfers   for contract   benefits and      (127,725)                      0             (215,435)
terminations

Other transfers  (to) from   Fidelity        (162)                          20            (691)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets      8,658,103                     1,440,039      22,991,801
from contract   transactions

Retained in   (returned from)  Variable       314                           (316)          (331)
Annuity   Account I, net

Total increase  (decrease) in   net assets   10,182,911                     1,467,550     23,947,113

Net assets at   beginning  of year           1,467,550                       0            3,012,387

Net assets at end   of year                  $ 11,650,461                   $ 1,467,550   $ 26,959,500





                                                SVIF -   OPPORTUNITY   FUND II

                                                12/31/97**

INCOME:

 Dividends                                      $ 2,789

EXPENSES:

 Mortality risk,   expense risk   and            1,349
adminis-  trative charges

Net investment   income (loss)                   1,440

Realized gain (loss)  on sale of  fund shares    3,293

Realized gain  distributions                     0

Unrealized   appreciation   (depreciation)       24,759

Net increase   (decrease) in   net assets        29,492
from operations

Payments   received from  contract owners        316,468

Transfers   between sub-  accounts and the        2,666,657
fixed account, net

Transfers   for contract   benefits and          (73)
terminations

Other transfers  (to) from   Fidelity            (524)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         2,982,528
from contract   transactions

Retained in   (returned from)  Variable          367
Annuity   Account I, net

Total increase  (decrease) in   net assets       3,012,387

Net assets at   beginning  of year                0

Net assets at end   of year                      $ 3,012,387


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.



                                          WPT -   SMALL COMPANY   GROWTH                   WPT -   INTERNATIONAL   EQUITY

                                        12/31/98                           12/31/97**    12/31/98

INCOME:

 Dividends                              $ 0                                $ 0           $ 23,172

EXPENSES:

 Mortality risk,   expense risk   and       109,179                         2,764         33,177
adminis-  trative charges

Net investment   income (loss)            (109,179)                         (2,764)        (10,005)

Realized gain (loss) on sale of fund
shares                                     365,092                          (1)           131,244

Realized gain  distributions              0                                 0             0

Unrealized appreciation (depreciation)     (688,006)                        151,262       (470,679)

Net increase (decrease) in net assets       (432,093)                       148,497       (349,440)
from operations

Payments   received from  contract owners  3,184,739                        547,503       691,255

Transfers   between sub-  accounts and the  9,937,370                        5,700,629    3,128,429
fixed account, net

Transfers   for contract   benefits and     (217,900)                       0             (35,648)
terminations

Other transfers  (to) from   Fidelity         1,392                         1,366         40,912
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets     12,905,601                     6,249,498      3,824,948
from contract   transactions

Retained in   (returned from)  Variable      832                            (830)          (25,097)
Annuity   Account I, net

Total increase  (decrease) in   net assets  12,474,340                      6,397,165     3,450,411

Net assets at   beginning  of year           6,397,165                         0            557,449


Net assets at end   of year                  $ 18,871,505                   $ 6,397,165   $ 4,007,860



                                     WPT -   INTERNATIONAL
                                      EQUITY                          WPT -   POST-VENTURE   CAPITAL          TOTAL

                                             12/31/97**  12/31/98                           12/31/97**    12/31/98

INCOME:

 Dividends                                   $ 3,122     $ 0                                $ 150         $ 148,545,952

EXPENSES:

 Mortality risk,   expense risk   and         273         38,870                             679           68,637,487
adminis-  trative charges

Net investment   income (loss)                2,849        (38,870)                          (529)          79,908,465

Realized gain (loss)  on sale of  fund shares (984)       267,294                            (323)         314,630,189

Realized gain  distributions                  21,605      0                                  0             447,963,689

Unrealized   appreciation   (depreciation)    (28,390)    (324,010)                          20,640        698,755,704

Net increase   (decrease) in   net assets     (4,920)     (95,586)                           19,788        1,541,258,047
from operations

Payments   received from  contract owners     37,724      1,689,005                          322,881       1,124,015,556

Transfers   between sub-  accounts and the     522,333    3,948,700                           898,095      11,055,106
fixed account, net

Transfers   for contract   benefits and       (93)        (40,972)                           (0)           (381,403,163)
terminations

Other transfers  (to) from   Fidelity         (23,099)    (2,575)                            (2)           (1,415,552)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets      536,865      5,594,158                         1,220,974      752,251,947
from contract   transactions

Retained in   (returned from)  Variable       25,504       (128)                             125            (707,597)
Annuity   Account I, net

Total increase  (decrease) in   net assets    557,449     5,498,444                          1,240,887     2,292,802,397

Net assets at   beginning  of year             0          1,240,887                           0            7,519,557,726

Net assets at end   of year                   $ 557,449   $ 6,739,331                        $ 1,240,887   $ 9,812,360,123



                                                 TOTAL

                                                12/31/97

INCOME:

 Dividends                                      $ 122,599,545

EXPENSES:

 Mortality risk,   expense risk   and            64,003,447
adminis-  trative charges

Net investment   income (loss)                   58,596,098

Realized gain (loss)  on sale of  fund shares    220,454,353

Realized gain  distributions                     261,085,925

Unrealized   appreciation   (depreciation)       728,471,680

Net increase   (decrease) in   net assets        1,268,608,056
from operations

Payments   received from  contract owners        941,198,431

Transfers   between sub-  accounts and the        1,685,570
fixed account, net

Transfers   for contract   benefits and          (273,553,332)
terminations

Other transfers  (to) from   Fidelity            (1,534,424)
Invest-  ments Life   Insurance  Co., net

Net increase   (decrease) in  net assets         667,796,245
from contract   transactions

Retained in   (returned from)  Variable          (23,945)
Annuity   Account I, net

Total increase  (decrease) in   net assets       1,936,380,356

Net assets at   beginning  of year                5,583,177,370

Net assets at end   of year                      $ 7,519,557,726


NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1998 and 1997


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

In 1997, FILI added eighteen new subaccounts to the Account: VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made in the subaccounts and are valued at the reported net asset values of such subaccounts.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES

Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 1, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 1, 1997, FILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998:

                                     PURCHASES       SALES

VIP - Money Market                  $  657,253,698  $  388,562,613

VIP - High Income                     134,998,726     125,280,621

VIP - Equity-Income                   120,554,037     274,328,788

VIP - Growth                          229,070,123     96,492,436

VIP - Overseas                        59,851,488      62,698,966

VIP II - Investment Grade Bond        180,694,171     45,604,413

VIP II - Asset Manager                114,939,939     90,119,577

VIP II - Index 500                    245,811,554     108,651,025

VIP II - Asset Manager: Growth        51,345,748      61,295,059

VIP II - Contrafund                   140,576,537     117,521,057

VIP III - Balanced                    62,067,031      21,811,619

VIP III - Growth & Income             251,267,657     22,839,366

VIP III - Growth Opportunities        106,888,738     33,298,079

MSUF - Emerging Markets Equity        10,337,623      6,588,703

MSUF - Emerging Markets Debt          6,399,608       6,027,646

MSUF - Global Equity                  20,819,189      4,984,920

MSUF - International Magnum           21,402,427      10,399,808

PBHG - Growth II                      7,753,465       5,237,767

PBHG - Small Cap Value                44,260,707      13,958,543

PBHG - Large Cap Value                20,243,585      3,952,701

PBHG - Technology & Communications    26,048,029      12,341,572

PBHG - Select 20                      260,393,831     38,125,396

SVIF - Discovery Fund II              2,242,581       655,136

SVIF - Growth Fund II                 11,944,270      3,337,377

SVIF - Opportunity Fund II            27,937,894      3,715,224

WPT - Small Company Growth            18,345,097      5,547,843

WPT - International Equity            11,333,444      7,543,598

WPT - Post-Venture Capital            8,740,244       3,185,084

6. UNIT VALUES

A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1998 and 1997 are as follows:




                                      BEGINNING    PAYMENTS     TRANSFERS      CONTRACT      UNITS        ENDING
                                      BALANCE      RECEIVED     BETWEEN        TERMINATIONS               BALANCE
                                                   FROM         SUBACCOUNTS,                              UNIT
                                                   CONTRACT     NET                                       VALUE
                                                   OWNERS


JANUARY 1, 1998 TO DECEMBER 31, 1998

 VIP - Money Market                    28,256,730   53,473,071   (31,221,377)   (8,172,462)   42,335,962  $ 16.72

 VIP - High Income                     10,481,116   651,046      (1,222,100)    (635,465)     9,274,597   $ 27.53

 VIP - Equity-Income                   40,838,032   680,307      (4,883,340)    (2,007,973)   34,627,026  $ 43.62

 VIP - Growth                          23,048,124   503,652      247,746        (1,015,638)   22,783,884  $ 59.17

 VIP - Overseas                        10,512,524   249,861      (808,508)      (415,974)     9,537,903   $ 26.31

 VIP II - Investment Grade Bond        5,524,907    601,825      6,493,163      (977,320)     11,642,575  $ 20.24

 VIP II - Asset Manager                30,320,855   477,314      (1,046,747)    (2,336,087)   27,415,335  $ 28.30

 VIP II - Index 500                    28,695,264   1,600,404    3,712,872      (1,925,404)   32,083,136  $ 31.60

 VIP II - Asset Manager: Growth        17,201,030   608,493      (2,402,390)    (731,978)     14,675,155  $ 20.93

 VIP II - Contrafund                   57,789,065   1,791,259    (1,947,601)    (2,205,978)   55,426,745  $ 26.40

 VIP III - Balanced                    4,649,810    524,844      2,527,177      (768,426)     6,933,405   $ 13.98

 VIP III - Growth & Income             18,798,233   2,515,821    14,337,709     (2,665,442)   32,986,321  $ 16.29

 VIP III - Growth Opportunities        21,154,834   1,669,675    3,510,201      (1,087,554)   25,247,156  $ 15.62

 MSUF - Emerging Markets Equity        176,936      69,786       348,445        (9,039)       586,128     $ 7.56

 MSUF - Emerging Markets Debt          270,613      37,746       (18,180)       (9,275)       280,904     $ 7.44

 MSUF - Global Equity                  214,479      228,308      1,160,084      (98,472)      1,504,399   $ 11.54

 MSUF - International Magnum           126,071      175,181      806,757        (109,594)     998,415     $ 10.65

 PBHG - Growth II                      198,868      83,110       167,957        (10,072)      439,863     $ 10.90

 PBHG - Small Cap Value                760,923      539,438      2,325,754      (197,450)     3,428,665   $ 11.48

 PBHG - Large Cap Value                71,061       134,930      1,218,750      (93,574)      1,331,167   $ 14.05

 PBHG - Technology & Communications    746,784      277,870      978,928        (74,549)      1,929,033   $ 12.94

 PBHG - Select 20                      551,473      1,714,311    15,088,136     (824,463)     16,529,457  $ 16.80

 SVIF - Discovery Fund II              69,087       49,186       115,355        (18,508)      215,120     $ 10.31

 SVIF - Growth Fund II                 139,945      154,865      608,714        (70,633)      832,891     $ 13.08

 SVIF - Opportunity Fund II            277,353      444,329      1,651,011      (153,655)     2,219,038   $ 11.43

 WPT - Small Company Growth            596,845      317,788      1,001,041      (66,887)      1,848,787   $ 9.82

 WPT - International Equity            54,981       62,350       268,596        (11,853)      374,074     $ 10.33

 WPT - Post-Venture Capital            120,198      154,767      349,002        (35,839)      588,128     $ 10.83





                                      DOLLARS

JANUARY 1, 1998 TO DECEMBER 31, 1998

 VIP - Money Market                   $ 707,791,321

 VIP - High Income                     255,292,340

 VIP - Equity-Income                   1,510,417,235

 VIP - Growth                          1,348,176,594

 VIP - Overseas                        250,931,855

 VIP II - Investment Grade Bond        235,678,611

 VIP II - Asset Manager                775,932,084

 VIP II - Index 500                    1,013,959,556

 VIP II - Asset Manager: Growth        307,208,746

 VIP II - Contrafund                   1,463,251,419

 VIP III - Balanced                    96,949,417

 VIP III - Growth & Income             537,510,714

 VIP III - Growth Opportunities        394,273,082

 MSUF - Emerging Markets Equity        4,432,182

 MSUF - Emerging Markets Debt          2,090,788

 MSUF - Global Equity                  17,359,758

 MSUF - International Magnum           10,636,111

 PBHG - Growth II                      4,792,592

 PBHG - Small Cap Value                39,353,426

 PBHG - Large Cap Value                18,705,104

 PBHG - Technology & Communications    24,965,791

 PBHG - Select 20                      277,617,062

 SVIF - Discovery Fund II              2,218,812

 SVIF - Growth Fund II                 10,898,297

 SVIF - Opportunity Fund II            25,359,470

 WPT - Small Company Growth            18,154,923

 WPT - International Equity            3,864,918

 WPT - Post-Venture Capital            6,371,227

                                      $ 9,364,193,435


6. UNIT VALUES - CONTINUED





                                      BEGINNING    PAYMENTS     TRANSFERS      CONTRACT      UNITS        ENDING
                                      BALANCE      RECEIVED     BETWEEN        TERMINATIONS               BALANCE
                                                   FROM         SUBACCOUNTS,                              UNIT
                                                   CONTRACT     NET                                       VALUE
                                                   OWNERS



JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - Money Market                      33,393,564   35,765,040   (40,993,364)   91,490        28,256,730  $ 15.98

 VIP - High Income                       9,856,952    586,582      661,363        (623,781)     10,481,116  $ 29.00

 VIP - Equity-Income                     43,073,117   1,075,044    (1,451,095)    (1,859,034)   40,838,032  $ 39.39

 VIP - Growth                            26,772,269   709,036      (3,594,444)    (838,737)     23,048,124  $ 42.76

 VIP - Overseas                          11,419,855   436,554      (983,144)      (360,741)     10,512,524  $ 23.52

 VIP II - Investment Grade Bond          4,615,384    228,138      1,229,196      (547,811)     5,524,907   $ 18.75

 VIP II - Asset Manager                  33,062,627   530,613      (1,505,174)    (1,767,211)   30,320,855  $ 24.80

 VIP II - Index 500                      18,160,844   2,122,452    9,533,877      (1,121,909)   28,695,264  $ 24.83

 VIP II - Asset Manager: Growth          12,261,937   1,205,712    4,500,037      (766,656)     17,201,030  $ 17.95

 VIP II - Contrafund                     53,010,249   2,983,188    3,494,055      (1,698,427)   57,789,065  $ 20.47

 VIP III - Balanced *                                 606,056      4,630,639      (586,885)     4,649,810   $ 11.98

 VIP III - Growth & Income *                          2,622,603    17,602,327     (1,426,697)   18,798,233  $ 12.68

 VIP III - Growth Opportunities *                     3,852,029    18,523,967     (1,221,162)   21,154,834  $ 12.63

 MSUF - Emerging Markets Equity **                    5,745        171,206        (15)          176,936     $ 10.05

 MSUF - Emerging Markets Debt **                      2,756        269,897        (2,040)       270,613     $ 10.48

 MSUF - Global Equity **                              34,595       181,040        (1,156)       214,479     $ 10.25

 MSUF - International Magnum **                       13,105       127,421        (14,455)      126,071     $ 9.86

 PBHG - Growth II **                                  11,237       205,656        (18,025)      198,868     $ 10.15

 PBHG - Small Cap Value **                            59,114       730,068        (28,259)      760,923     $ 10.43

 PBHG - Large Cap Value **                            5,653        68,352         (2,944)       71,061      $ 10.27

 PBHG - Technology & Communications **                120,942      639,601        (13,759)      746,784     $ 9.87

 PBHG - Select 20 **                                  23,751       554,810        (27,088)      551,473     $ 10.42

 SVIF - Discovery Fund II **                          11,942       74,522         (17,377)      69,087      $ 9.69

 SVIF - Growth Fund II **                             21,083       122,113        (3,251)       139,945     $ 10.25

 SVIF - Opportunity Fund II **                        31,632       265,241        (19,520)      277,353     $ 10.15

 WPT - Small Company Growth **                        55,431       572,410        (30,996)      596,845     $ 10.19

 WPT - International Equity **                        3,884        53,678         (2,581)       54,981      $ 9.24

 WPT - Post-Venture Capital **                        32,317       88,717         (836)         120,198     $ 10.25



* FOR THE PERIOD JANUARY 27, 1997
(COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997
(COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1997.



                                        DOLLARS

JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - Money Market                     $ 451,543,983

 VIP - High Income                       303,988,166

 VIP - Equity-Income                     1,608,658,423

 VIP - Growth                            985,593,562

 VIP - Overseas                          247,274,432

 VIP II - Investment Grade Bond          103,579,135

 VIP II - Asset Manager                  751,916,385

 VIP II - Index 500                      712,404,342

 VIP II - Asset Manager: Growth          308,741,994

 VIP II - Contrafund                     1,183,200,370

 VIP III - Balanced *                    55,714,035

 VIP III - Growth & Income *             238,278,772

 VIP III - Growth Opportunities *        267,246,966

 MSUF - Emerging Markets Equity **       1,778,822

 MSUF - Emerging Markets Debt **         2,834,996

 MSUF - Global Equity **                 2,198,667

 MSUF - International Magnum **          1,242,464

 PBHG - Growth II **                     2,018,998

 PBHG - Small Cap Value **               7,936,253

 PBHG - Large Cap Value **               729,623

 PBHG - Technology & Communications **   7,369,743

 PBHG - Select 20 **                     5,745,102

 SVIF - Discovery Fund II **             669,714

 SVIF - Growth Fund II **                1,434,554

 SVIF - Opportunity Fund II **           2,814,079

 WPT - Small Company Growth **           6,081,692

 WPT - International Equity **           508,179

 WPT - Post-Venture Capital **           1,232,198

                                        $ 7,262,735,649

* FOR THE PERIOD JANUARY 27, 1997
(COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997
(COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of Fidelity Investments Variable Annuity
Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Fidelity Investments Variable Annuity Account I (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Fidelity Investments Life Insurance Company at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 1999

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a)  Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 1998.

Statements of Operations and Changes in Net Assets for Fidelity
Investments Variable Annuity Account I for Years Ended December 31,
1998 and 1997.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 1998 and 1997.

Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1998, 1997, and 1996.

Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1998, 1997 and 1996.

Statements of Cash Flows for Fidelity Investments Life Insurance
Company for the Years Ended December 31, 1998, 1997 and 1996.

Report of PricewaterhouseCoopers LLP on Financial Statements of
Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A.

b)  Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life
Insurance Company ("Fidelity Investments Life") establishing the
Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services, Inc. (Note
1)

(b)  Commission Schedule.  (Note 1)

(4) (a)  Specimen Variable Annuity Contract.  (Note 2)

(c)  Endorsement for Qualified Contracts.  (Note 2)

(5) (a)  Application for Variable Annuity Contract.  (Note 2)

(6)  (i)   Articles of Domestication (Incorporation) of Fidelity
Investments Life.  (Note 1)

(ii)   Revised Bylaws of Fidelity Investments Life.  (Note 1)

(7)   Not Applicable.

(8)   Not applicable

(9) Opinion and consent of David J. Pearlman, as to the Legality of securities being issued. (Note 2)

(10) Written consent of PricewaterhouseCoopers LLP.  (Note 2)

Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP.
(Note 2)

(11)  Not Applicable.

(12)  Not Applicable.

(13)  Not applicable

(14)   (a) Form of Participation Agreement between Fidelity
Investments Life and Variable    Insurance Products Fund.   (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life
and Variable    Insurance Products Fund II.  (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 5)

(d) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 5)

(e) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN
STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 7)

(f) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 7)

(15)  Powers of Attorney

Powers of Attorney (Note 3)

Powers of Attorney for David C. Weinstein and Stephen P. Jonas (Note
6)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(Note 2)  Filed herein.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed on April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement 33-54926 filed April 25, 1997.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 16 to this Registration Statement filed on January 25, 1999.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 33-24400 filed on April 29, 1998.

Item 25.  Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

  EDWARD C. JOHNSON 3d, Director and Chairman of the Board

  J. GARY BURKHEAD, Director

  JAMES C. CURVEY, Director

  JOHN J. REMONDI, Director

  RODNEY R. ROHDA, Director and Chairman

  STEPHEN P. JONAS, Director

  DAVID C. WEINSTEIN, Director

Executive Officers Who Are Not Directors

   Executive officers of Fidelity Investments Life who are not directors are as follows:

  JOSEPH L. KURTZER, JR.,  Treasurer

  DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and
Secretary

  MELANIE CALZETTI-SPAHR, Executive Vice President, Operations

 The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26.  Persons Controlled By or Under Common Control with the
Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27.  Number of Contract Owners.

   On December 31, 1998, there were 7,489 Qualified Contracts and
105,462 Non-qualified Contracts.

Item 28.  Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Fidelity Investments Life indemnifies the director or officer, or a deductible of $5,000 per individual director or officer (with a maximum aggregate per loss deductible of $25,000) if Fidelity Investments Life does not indemnify the director or officer.

Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of FILI's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters.

 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, Monarch Life Insurance Company, and PFL Life Insurance Company.

 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison      Director
Robert P. Mazzarella   Director and President
Rodney R. Rohda        Director
Edward L. McCartney    Executive Vice President
J. Peter Benzie        Executive Vice President
Bruce MacAlpine        Vice President
Kenneth Klipper        Treasurer
Gary Greenstein        Assistant Treasurer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland          Compliance Officer
Richard Blades         Compliance Registered Options Principal
Jay Freedman           Assistant Clerk
Thomas G. McNichols    Vice President, Operations
Lawrence G. Smith      Vice President

 (c) Commissions and other compensation received by principal underwriter.

See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30.  Location of Accounts and Records

  The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity
Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31.  Management Service

Not applicable.

Item 32.  Undertakings

 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional
Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

 (e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life
Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 15th day of April, 1999.

 FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By: _/s/ Rodney R. Rohda _                      Attest:__/s/ David J. Pearlman_
         Rodney R. Rohda, President, Chairman,               David J. Pearlman,
         Chief Operating Officer and Chief                   Secretary
         Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 15th day of April, 1999.

Signature              Title

/s/ Rodney R. Rohda _  President, Chairman and Director

Rodney R. Rohda        (Chief Executive Officer)

                       (Chief Operating Officer)

________________                                         )

Joseph L. Kurtzer Jr.  Treasurer                         )

                                                         )

________________                                         )

Edward C. Johnson 3d   Director                          )

                                                         )

________________                                         )

J. Gary Burkhead       Director                          )  By:   _/s/ David J. Pearlman_

                                                         )     David J. Pearlman

_________________                                        )   (Attorney-in-Fact)

James C. Curvey        Director                          )

                                                         )

_________________                                        )

John J. Remondi        Director                          )

                                                         )

_________________                                        )

David C. Weinstein     Director                          )

                                                         )

_________________                                        )

Stephen P. Jonas       Director                          )



EXHIBIT INDEX

Exhibit

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.

(10)(a)  Written consent of PricewaterhouseCoopers LLP.

(10)(b)  Written consent of Jorden Burt Boros Cicchetti Berenson &
Johnson LLP.